Filed with the U.S. Securities and Exchange Commission on October 24, 2025
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment No.
Post-Effective Amendment No.	633	X
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Amendment No.	634	X
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On October 31, 2025 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 633 to the Registration Statement of Managed Portfolio Series (the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under Rule 485(b).

PROSPECTUS

October 31, 2025

PROSPECTOR FOCUSED LARGE CAP FUND (PFLCX)

www.prospectorfunds.com

A family of value-oriented mutual funds

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered:
May Lose Value
Not FDIC Insured
No Bank Guarantee

PROSPECTOR FOCUSED LARGE CAP FUND

a series of Managed Portfolio Series (the “Trust”)

(This Page Intentionally Left Blank.)

SUMMARY SECTION

PROSPECTOR FOCUSED LARGE CAP FUND
Investment Objective

The investment objective of the Prospector Focused Large Cap Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.66%
Total Annual Fund Operating Expenses(2)	1.71%
Fee Waiver and Expense Reimbursement(2)	-0.81%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%
(1)Other Expenses are estimated since the Fund had not launched as of the date of this prospectus.
(2)Prospector Partners Asset Management, LLC (the “Investment Manager”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the total annual fund operating expenses after fee waiver and expense reimbursement to 0.90% of average daily net assets of the Fund. Fees waived and expenses paid by the Investment Manager may be recouped by the Investment Manager for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least October 31, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Investment Manager.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$374

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
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Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which the Investment Manager defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Index. As of April 30, 2025, the capitalization range of the Russell 1000 Index was between approximately $2 billion and $3,192.2 billion. While the market capitalization range for the Russell 1000 Index will change on a periodic basis, the Fund will normally invest in common stocks of companies with market capitalizations of at least $15 billion at the time of purchase. If a security that is within this range at the time of purchase later falls outside the range, the Fund may continue to hold the security if, in the Investment Manager’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies.

The Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. Treasuries. Using a value orientation, the Investment Manager invests in positions in the United States and other developed markets. The Investment Manager’s investment strategy consists of bottom-up fundamental value analysis with an emphasis on companies believed to have strong balance sheets whose securities should better maintain their value relative to peers in declining markets. In evaluating potential investments, the Investment Manager also considers qualitative factors, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model. The Investment Manager looks for the presence of catalysts that could improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Fund tends to hold a relatively focused portfolio of between approximately 30 and 45 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available. From time to time, the Fund may focus its investments in securities of companies in the same economic sector. The Fund is “non-diversified,” meaning it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains may be possible whenever a security’s price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest. The Investment Manager's security selection process reflects a defensive investment style that seeks to participate in rising equity markets while mitigating downside risk in declining markets.

The investment program of the Fund focuses on value. The Investment Manager believes that value will typically be manifest in one of four ways: (1) inexpensive underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensively compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding. In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying common stock because of their income and redemption features; and (3) provide
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potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as “equity substitutes”). Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. The underlying equity need not be a value situation if the Investment Manager believes that the downside is well protected by the bond-like characteristics of the particular convertible security.

The securities in which the Fund may invest include all types of debt obligations, including corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies. In particular, the Fund may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933, as amended (“144A Securities”). The Fund may also engage in currency transactions in connection with transactions in foreign securities.

Principal Investment Risks

The Fund is subject to various risks, any of which could cause an investor to lose money. Losing all or a portion of your investment is a risk of investing in the Fund. The following principal risks could affect the value of your investment.

The Fund’s investments in equity securities will expose the Fund to:

•Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase. Markets may experience periods of high volatility and reduced liquidity and, during such periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices.

•Large-Cap Companies Risk, which is the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•Management Risk, which is the risk that the Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

•Convertible Securities Risk, which is the risk that, with respect to a convertible security and prior to its conversion to equity, the price of the convertible security will normally vary with changes in the price of the underlying equity security, and the convertible security will generally offer interest or dividend yields that are lower than non-convertible debt securities of similar quality.

•Sector Emphasis Risk, which is the risk that the securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

•Investment Focus Risk, which is the risk that a relatively high concentration of assets in a small number of issuers and/or industry subcategories may reduce the Fund’s diversification and result in increased volatility.
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•Non-Diversified Fund Risk, which is the risk that, because the Fund may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

The Fund may invest in debt securities, which would expose the Fund to:

•Interest Rate Risk, which is the chance that changes in interest rates will affect the value of investments in debt securities. When interest rates rise, the value of existing investments in debt securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

•Income Risk, which is the chance that the Fund’s income will decline because of falling interest rates.

•Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline.

•High Yield Securities Risk, which is the risk that debt securities in the lower rating categories (sometimes referred to as below investment grade bonds, or “junk bonds”) are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the lower rated debt securities market generally and may be more difficult to trade or dispose of than other types of securities.

•Municipal Securities Risk, which is the risk that the municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•Rule 144A Securities Risk, which is the risk that the market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

The Fund may invest in foreign securities and currency transactions, which would expose the Fund to:

•Foreign Securities Risk, which is the risk associated with investments in securities of non-U.S. issuers. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities
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may be harder to sell; brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

•Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

The Fund may invest in value securities, which would expose the Fund to:

•Value Investing Risk, which is the risk that value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security’s market value do not occur.

The Fund may invest in restricted securities, which would expose the Fund to:

•Restricted Securities Risk, which is the risk that restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.

•Liquidity Risk, which is the risk that the market for particular securities or types of securities is or becomes relatively illiquid so that a Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets.

The Fund may be exposed to additional risks, including:

•Large Shareholder Risk, which is the risk that certain Fund shareholders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares, or a purchase of Fund shares in large amounts, and/or on a frequent basis will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of Fund shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

•Cybersecurity Risk, which is the risk that cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Investment Manager and/or the Fund’s service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in the Fund may be found in the “More Information on Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” section of the prospectus.
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Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.prospectorfunds.com.

Management

Investment Adviser. Prospector Partners Asset Management, LLC, the Investment Manager, is the investment adviser of the Fund.

Portfolio Managers. The Fund is managed by a team of professionals. The following portfolio managers are primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Years of Service with the Prospector Funds, inclusive of the Fund	Years of Service with the Fund	Primary Title with the Investment Manager
Kevin R. O’Brien	17.5	Since Inception	Portfolio Manager
Jason A. Kish	12	Since Inception	Portfolio Manager
Steven R. Labbe	5	Since Inception	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Prospector Focused Large Cap Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), by telephone at (877) 734-7862, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary directly. The minimum initial and subsequent investment amounts are shown below.

	Minimum Investment Amount
	Initial	Additional
Regular Accounts	$10,000	$1,000
Automatic Investment Plans	$10,000	$100
IRAs (Traditional, Roth and SIMPLE)	$10,000	$1,000
SEPs, Coverdell ESAs, and SAR-SEPs	$10,000	$1,000

Tax Information
The Fund’s distributions may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Investment Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your advisor or visit your financial intermediary’s website for more information.
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MORE INFORMATION ON INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Prospector Focused Large Cap Fund (the “Fund”) is a series of Managed Portfolio Series, an open-end management investment company that offers separate investment portfolios. The investment objective of the Fund is capital appreciation. The Fund’s investment objective is not fundamental and may be changed without the approval of Fund shareholders.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by large-capitalization companies, which the Investment Manager defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Index. As of April 30, 2025, the capitalization range of the Russell 1000 Index was between approximately $2 billion and $3,192.2 billion. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. While the market capitalization range for the Russell 1000 Index will change on a periodic basis, the Fund will normally invest in common stocks of companies with market capitalizations of at least $15 billion at the time of purchase. If a security that is within this range at the time of purchase later falls outside the range, the Fund may continue to hold the security if, in the Investment Manager’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies.

Investment Strategies of the Fund and Portfolio Selection

Equity Securities. The Fund may invest in common stocks and equity-related instruments, including preferred stock, convertible preferred stock and convertible debt securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities.

Debt Securities. Debt securities (including distressed securities as described below), warrants and other securities deemed by the Investment Manager to have appropriate risk/reward characteristics may be included in the Fund’s portfolio. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

Foreign Securities. The Fund may invest in foreign securities, which may include sovereign debt and participations in foreign government debt, some of which may be issued by countries with emerging markets.

Investment Companies. The Fund may invest, to the extent permissible under the Investment Company Act of 1940, as amended (the “Investment Company Act”), in the securities of registered open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a securities exchange based on their market value.

Restricted Securities. The Fund may invest in restricted securities including, but not limited to, 144A Securities. Investment in restricted securities will not be a principal investment focus of the Fund.

Hedging. Hedging strategies designed to reduce potential loss as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates, and broad or specific market movements, may be used for a Fund. The Fund may engage in forward foreign currency exchange contracts and other currency transactions such as currency futures contracts, currency swaps, options on currencies, or options on currency futures, or it may engage
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in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter (“OTC”) put and call options on securities, equity and fixed-income indices and other financial instruments.

Risk Factors and Special Considerations for the Fund

Stock Market Risk. Individual stock prices tend to go up and down dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company’s earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Large-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Convertible Securities Risk. The Fund may invest in convertible securities, securities that may be exchanged or converted into a predetermined number of the issuer’s underlying shares or the shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, stock index notes, mandatories, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, but generally offer interest or dividend yields that are lower than non-convertible debt securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and conversely, increase as interest rates decline. Convertible securities, however, also appreciate when the underlying common stock appreciates, and conversely, depreciate when the underlying common stock depreciates.

Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Interest Rate Risk. Changes in interest rates will affect the value of investments in debt securities. When interest rates rise, the value of existing investments in debt securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

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Income Risk. The Fund's income, and any distributions to shareholders, may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. Credit risk is greater for lower-rated securities. The Fund may invest in foreign securities, and as such, are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments.

Market Events. Changes in economic, tax and regulatory policies, interest rates, high inflation rates and government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s investments. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s assets may decline. Events in the financial sector may result, and have in past years resulted, in reduced liquidity in credit and fixed income securities markets and heightened volatility in the U.S. and non-U.S. financial markets. While entire markets have been impacted, issuers that have exposure to certain markets, including credit markets, may be, and have been in past years, particularly affected. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Political, geopolitical, natural and other events, including regional and global conflicts, terrorism, trade disputes, government shutdowns, market closures, supply chain disruptions, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. It is not known how long such impacts, or any future impacts of other significant events described above, will continue, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Fund and its investments.

High Yield Securities Risk. The Fund may invest in “high yield” bonds and preferred securities which are rated in the lower rating categories (sometimes referred to as below investment grade bonds, or “junk bonds”) by the various credit rating agencies (or in comparable non-rated securities). Securities in the lower rating categories are subject to greater risk of loss in principal and interest than higher-rated securities, and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions or rising interest rates. The Fund may invest in securities that have the lowest ratings or are in default, and in unrated securities of comparable investment quality. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the trading market for such securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower-rated securities.

Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial
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health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Foreign Securities Risk. Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in a Fund to the extent that it invests in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect share price. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. In addition, brokerage commissions and other fees may be higher for foreign securities, Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less structured than in the U.S, and the procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may, at times, be unable to sell foreign securities at favorable prices.

Political, Economic and Regulatory Developments. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war, regional and global conflicts, or other political or economic actions or factors may have an adverse effect on a Fund’s investments. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact a Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which a Fund itself is regulated. The Investment Manager cannot predict the effects of any new governmental regulation that may be implemented on the ability of a Fund to invest in certain assets, or affect the Investment Manager’s ability to access financial markets, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

The political, economic and social structures of some foreign countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to take into account with respect to the Fund’s investments. In addition, sanctions and other similar actions imposed by the U.S. or a foreign country, including those against specific issuers and individuals, may restrict a Fund’s ability to purchase or sell foreign securities or access
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income received on foreign securities, or may require the Fund to divest its holdings of foreign securities, which could adversely affect the value and liquidity of such holdings. The imposition of sanctions and other similar actions could also adversely affect global sectors and economies and thereby negatively affect the value of a Fund’s investments beyond any direct exposure to the countries or regions subject to the sanctions.

Currency Risk. The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Value Investing Risk. Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security’s market value do not occur. The Fund’s value-oriented strategy may result in the Investment Manager selecting securities for the Fund that are not widely followed by other investors. Securities that the Investment Manager considers to be undervalued also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered “cheap” in the Investment Manager’s opinion), turnarounds (companies that have had poor performance for an extended period of time and experience a positive reversal), cyclical companies (companies whose share price performance is highly correlated to the economy), or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

Distressed Securities. The Fund may invest in distressed securities. Distressed securities are stocks, bonds, and trade or financial claims of companies in, or about to enter or exit, bankruptcy or financial distress. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Restricted Securities Risk. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price. Due to changing markets or other factors, restricted securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the Securities and Exchange Commission for sale. As required, the Board has adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act and related procedures to categorize the Fund’s investments, including 144A Securities, and identify illiquid investments. A Fund may not purchase an illiquid investment if, at the time of purchase, the Fund would have more than 15% of its net assets invested in such illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Liquidity Risk. The Fund’s investments are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling a security within the desired timeframe or at an advantageous price. In addition, legal or contractual restrictions on the resale of a security may affect a Fund’s ability to sell the security when deemed appropriate or necessary by the Investment Manager. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. A Fund may face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, substantial redemptions of the Fund’s shares and, with respect to fixed-income securities, rising interest rates and a decreasing capacity of dealers in the secondary market to make markets in such securities. Events in the financial sector over the past several years have
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resulted in reduced liquidity in credit and fixed-income securities markets and heightened volatility in the U.S. and non-U.S. financial markets.

Large Shareholder Risk. This is the risk that certain Fund shareholders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares, or a purchase of Fund shares in large amounts, and/or on a frequent basis will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of Fund shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Cybersecurity Risk. As the use of the Internet and other technologies has become more prevalent in the course of business, the Fund and its service providers, including the Investment Manager, have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since a Fund does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Fund invests.

Cyber security incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund or shareholder assets, Fund or customer data (including private shareholder information), or proprietary information, or cause a Fund, the Investment Manager, and/or a Fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Fund shareholders from purchasing, redeeming, or exchanging shares or receiving distributions. The Fund and the Investment Manager have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Cyber security incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.

Other Investment Policies of the Fund

To a limited extent, the Fund may engage in the additional investment activities described below.

Cash Reserves. The Fund’s portfolios will normally be invested primarily in equity and equity-related securities. However, a Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and cash reserves, including, but not limited to, U.S. Government securities, money-market funds, repurchase agreements and other high quality money market instruments. From time to time, cash and cash reserves may also include foreign securities, including but not limited to, short-term obligations of foreign governments or other high quality foreign money-market instruments. The Investment Manager believes that a certain amount of liquidity in a Fund’s portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. Under adverse market conditions, when a Fund is unable to find sufficient investments meeting its criteria, cash and cash reserves may comprise a significant percentage of the Fund’s total assets. The Fund’s investment program will largely represent case-by-case investment decisions concerning individual securities. As a result, the size of a Fund’s cash reserve is more likely to reflect the Investment Manager’s ability to find investments meeting the Investment Manager’s purchase
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criteria rather than a market outlook. When a Fund holds a significant portion of assets in cash and cash reserves, it may not meet its investment objective.

Future Developments. A Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

More detailed information about the Fund, its policies and risks can be found in the Statement of Additional Information (“SAI”).

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the SAI.

MANAGEMENT
Investment Manager

Prospector Partners Asset Management, LLC, located at 370 Church Street, Guilford, Connecticut 06437, is the Fund’s investment manager. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission. John D. Gillespie, the managing member of the Investment Manager, has more than thirty years’ experience in investment advisory services, including experience managing the portfolios of open-end and closed-end registered investment companies. Prospector Partners, LLC, an affiliate of the Investment Manager, serves as adviser to private investment funds and institutional accounts.

Subject to policies adopted by the Board, the Investment Manager directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolios. The Investment Manager, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. Pursuant to an investment advisory contract, the Fund pays the Investment Manager an annual management fee for managing the Fund’s assets equal to 0.80% of the Fund’s average daily net assets. See the section entitled “Understanding Expenses” for additional information.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory contract with the Investment Manager will be available in the Fund’s first report filed on Form N-CSR.

Understanding Expenses

The Fund pays for its expenses out of its own assets. The Investment Manager or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund.

The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Fund to 0.90% of its respective average daily net assets. This Expense Cap will remain in effect through at least October 31, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Investment Manager. Fees waived and expenses paid by the Investment Manager may be recouped by the Investment Manager for a period of 36 months following the day on which such fee waiver and/or
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expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment.

Any fee waiver or expense reimbursement will increase investment returns of the Fund for the period during which the waiver or reimbursement is in effect.

Portfolio Managers

The Fund is managed by a team consisting of Kevin R. O’Brien, Jason A. Kish and Steven R. Labbe. Biographical information about Mr. O’Brien, Mr. Kish and Mr. Labbe is set forth below.

Biographies

Kevin R. O’Brien
Mr. O’Brien has been a portfolio manager at the Investment Manager since 2007. Mr. O’Brien has been a portfolio manager or securities analyst for more than thirty years. In April 2003, Mr. O’Brien became a portfolio manager of Prospector Partners, LLC. In addition, from April 2003 through August 2005, Mr. O’Brien served as a Managing Director of White Mountains Advisors, LLC. From April 1996 through April 2003, Mr. O’Brien was an employee of Neuberger Berman, where he began as an investment analyst (1996-1999), served as Vice President (1999-2001), and Managing Director (2001-2003). At the end of Mr. O’Brien’s tenure at Neuberger Berman, Mr. O’Brien’s responsibilities included the co-management of equity assets of institutional investors and mutual funds. At Neuberger Berman, Mr. O’Brien served as co-manager of the Neuberger Berman Genesis Fund. Mr. O’Brien was responsible for following stocks in the financial services, consumer, and technology sectors. From 1991 through 1996, Mr. O’Brien was an employee of Alex, Brown & Sons, where he was an analyst following the financial services industry. His coverage universe included property-casualty insurance, specialty finance, asset management, and diversified financial services. Mr. O’Brien received a B.S. magna cum laude from Central Connecticut State University in 1986. Additionally, Mr. O’Brien received a Chartered Financial Analyst designation in 1995.

Jason A. Kish
Mr. Kish is a portfolio manager at the Investment Manager and has been a portfolio manager or securities analyst for more than twenty-five years. Mr. Kish joined Prospector Partners, LLC, an affiliate of the Investment Manager, in December 1997. He began as a junior analyst, covering all industries, eventually serving as the property-casualty analyst and became the Director of Research in 2010. From 1995 to 1997, Mr. Kish worked as an auditor at Coopers & Lybrand, LLP in Hartford, CT. Mr. Kish received a B.S.B.A. from Providence College in 1995. He received his Certified Public Accountant designation in 2000 and his Chartered Financial Analyst designation in 2004.

Steven R. Labbe
Mr. Labbe is a portfolio manager at the Investment Manager and has been a portfolio manager or securities analyst for more than twenty-five years. Mr. Labbe joined Prospector Partners, LLC, an affiliate of the Investment Manager, in March, 2012. He began as an analyst, covering the insurance industry and gradually increased his coverage to asset managers, exchanges, and brokers; he became a portfolio manager in July, 2020. From 1996 to 2012, Mr. Labbe was employed as an analyst with Langen McAlenney, a division of Janney Montgomery Scott, covering the insurance industry. Mr. Labbe received a B.S. degree in Mathematics, from Central Connecticut State University in December 1995. He received his Chartered Financial Analyst designation in 2001.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of the Fund’s shares.

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Conflicts of Interest

Prospector Partners, LLC, an affiliate of the Investment Manager, acts as the general partner, managing member or investment manager to other pooled investment vehicles as well as the investment adviser for institutional and retail clients through separately managed accounts or sub-advisory agreements with other financial institutions. Although it is the policy of the Investment Manager and its affiliates (the “Investment Manager Entities”) to treat all clients fairly and equitably, and the Investment Manager has adopted policies and procedures designed to ensure that no particular client will be disadvantaged by the activities of other clients, there may be inherent conflicts of interest that may, from time to time affect the Fund. The Code of Ethics of the Investment Manager contains provisions designed to ensure that conflicts of interest are minimized among the Fund and other clients of the Investment Manager Entities.

As a consequence of size, investment powers and founding documents, the individual accounts, funds, partnerships, and limited liability companies managed or advised by the Investment Manager Entities may pursue strategies not available to a Fund and as a consequence, may invest in securities in which the Fund does not participate. In some circumstances, the Fund may pursue strategies or purchase investments that are not purchased for other accounts of the Investment Manager Entities. As a result of pursuing different strategies and objectives, the performance of these accounts may be materially better or worse than that of the Fund.

SHAREHOLDER INFORMATION
This section discusses how to buy or sell shares in the Fund.

Buying Shares

Minimum Purchase Requirements:

For all accounts, there is an initial investment minimum of $10,000, and, for any additional investment, there is a minimum of $100 for Automatic Investment Plans (“AIPs”) and $1,000 for other types of shareholders.

PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND IF THEY ARE ELIGIBLE FOR SALE IN YOUR STATE OR JURISDICTION.

Retirement and Employee Benefit Plans

Shares are also available to:

•Coverdell Education Savings Accounts (Coverdell ESAs);

•Simplified Employee Pension Plans (SEPs, including SAR-SEPs), traditional IRAs, ROTH IRAs, SIMPLE IRAs, individual 403(b) plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing plans and money purchase pension plans, and

•Defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund (group retirement plans) with assets of $1,000,000 or more.

Information About Your Account

The Fund is a no-load fund, which means that you may purchase or redeem shares directly at their net asset value (“NAV”) per share without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy or sell shares through a securities dealer, bank or financial institution.
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Opening an Account. You may purchase shares by check, ACH, or wire. All checks must be in U.S. Dollars drawn on a domestic bank and should be made payable to the Prospector Focused Large Cap Fund. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will charge a fee, currently $25, against a shareholder’s account, in addition to any losses sustained by a Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances, or in amounts, considered disadvantageous to shareholders. The Fund reserve the right to reject any application.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent post office box, of purchase applications, orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. The timing of the receipt of a purchase order or redemption request is determined by the Transfer Agent based on when the order or request is received at the Transfer Agent’s offices.

Account Application and Customer Identity and Verification

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at (877) 734-7862 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions. The Fund may reject any order to buy shares placed by an investor outside the U.S., in their discretion.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include, among other things, monitoring trading activity, charging a redemption fee and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.
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The Fund implements these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders. The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Redemption Fee. The Fund charges a 2.00% redemption fee that is applicable to redemptions made within (60) calendar days of your purchase of shares in the Fund. The redemption fee is not a fee to finance sales or sales promotion expenses, but are paid to the Fund to defray the costs of liquidating an investment and discourage short-term trading of Fund shares. Redemption fees are deducted from redemption proceeds and retained by the Fund, not the Investment Manager. The redemption fee will be assessed on any Fund shares that, sixty (60) calendar days or less following the date of purchase, are sold (1) by redemption, whether voluntary or involuntary, unless such involuntary redemption is because you have a low balance, (2) through a systematic withdrawal plan or (3) by exchange. This redemption fee will equal 2.00% of the amount redeemed (using standard rounding criteria). To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption (or exchange) will be compared with the earliest purchase date of shares held in the account. The redemption fee, if applicable, will automatically be assessed at the time of the transaction and may be collected by deduction from the redemption proceeds.

The redemption fee is mandatory. The redemption fee may not apply to redemptions or exchanges by other mutual funds, omnibus account owners and certain comprehensive fee programs where the beneficial owner has limited investment discretion with respect to its shares in the Fund. In addition, the Fund reserves the right to modify or eliminate the redemption fee or impose waivers at any time.

Currently, the Fund is very limited in its ability to ensure that the redemption fee is assessed by financial intermediaries on behalf of its customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of redemption or exchange, the Fund shares that are redeemed or exchanged will not receive the redemption fee. Further, if the Fund’s shares are redeemed or exchanged by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

If a financial intermediary that maintains an account with the Transfer Agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the financial intermediary’s account by the Fund. Certain financial intermediaries that collect a redemption fee on behalf of the Fund from applicable customer accounts may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the institution or refer to the customer’s account agreement or plan document for information about how the redemption fee for transactions for the financial intermediary’s omnibus account or the customer’s account is treated and about the availability of exceptions to the imposition of the redemption fee.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The
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Board has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Investment Manager to believe that a security’s last sale price may not reflect its actual market value. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Involuntary Redemptions. The Fund reserves the right to close your account and redeem your shares in the Fund (1) if the account value falls below the Fund’s minimum account level of $10,000, (2) to reimburse the Fund for any loss sustained by reason of a failure to make full payment for shares purchased, (3) to collect any charge relating to transactions effected for the benefit of your account which charge is applicable to the Fund’s shares as provided in this prospectus, (4) if you are deemed to engage in activities that are illegal (such as late trading) or are otherwise believed by the Investment Manager to be detrimental to the Fund (such as by market timing), or (5) for other good reasons as determined by the Investment Manager, in its sole discretion. Note that an involuntary redemption may result in tax consequences. See “Dividends, Distributions and Shareholder Taxes” below.

How to Invest in the Fund

Opening an Account	Adding to an Account
By Mail
Regular Mail
•Complete the application.
•Make check payable to Prospector Focused Large Cap Fund.
•Mail application and check to:
   Prospector Focused Large Cap Fund
   c/o U.S. Bank Global Fund Services
   P.O. Box 219252
   Kansas City, MO 64121-9252

Overnight Mail
  Prospector Focused Large Cap Fund
  c/o U.S. Bank Global Fund Services
  801 Pennsylvania Ave, Suite 219252
  Kansas City, MO 64105-1307

By Mail
•Make check payable to Prospector Focused Large Cap Fund. Be sure to include your account number and the Fund in which you intend to invest on the check.
•Fill out investment slip or provide the relevant information in writing.
•Mail check with investment slip or other writing to the applicable address on the left.

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Opening an Account	Adding to an Account
By Wire
•Mail your completed application to the applicable address above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.

•Your bank must include the name of the Fund(s) you are purchasing, the account number, and your name so that monies can be correctly applied.

•Your bank should transmit immediately available funds by wire to the address provided under “Adding to an Account” located immediately adjacent to the section.

By Wire
Wire funds to:
   U.S. Bank N.A.
   777 East Wisconsin Avenue
   Milwaukee, WI 53202
   ABA #075000022
   Credit: U.S. Bancorp Fund Services, LLC
   Account #112-952-137
   FFC: [Name of Fund]
   [Your Name & Account Number]

Prior to sending subsequent investments, please call Fund Shareholder Servicing (“Shareholder Services”) toll free at (877) 734-7862 to notify the Fund of your wire transfer. This will ensure prompt and accurate credit upon receipt of your wire. Your bank may charge a fee for sending a wire to the Funds

Wired funds must be received prior to the close of regular trading (generally 4:00 p.m., Eastern Time,) on each day that the New York Stock Exchange (“NYSE”) is open for business, to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Telephone Initial purchases of shares may not be made by telephone.
By Telephone
Investors may purchase additional shares of the Fund by calling (877) 734-7862. Unless you have declined telephone options on the account application and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business, your shares will be purchased at the net asset value calculated on the day your order is placed.

Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time). For security reasons, requests by telephone will be recorded.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your request in writing.

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Opening an Account	Adding to an Account
By Automatic Investment Plan (AIP) Initial purchases may not be made by the AIP. You must first open an account with the initial minimum investment. See “Adding to an Account” to the right.
By Automatic Investment Plan (AIP)
This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares.

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan.

In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Funds’ Transfer Agent will charge a $25 fee to your account.

To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Funds’ Transfer Agent at (877) 734-7862 for additional information.

Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 calendar days prior to effective date.

Through a Financial Professional
Contact your financial professional. If for any reason a financial professional is not able to accommodate your purchase request, please call Shareholder Services toll free at (877) 734-7862 to find out how you can purchase Fund shares.
Through a Financial Professional Contact your financial professional.

Account Requirements. For further information regarding the Fund’s requirements for opening and sending instructions for individual, sole proprietorship, and joint accounts with respect to the Fund, as well as business entity and trust accounts please call Shareholder Services toll free at (877) 734-7862 and a representative from Shareholder Services will help you.

Canceled or Failed Payments. The Fund accepts checks and ACH transfer at full value subject to collection. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is not received or that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application on behalf of the Fund.

Future Trade Date Requests. The Fund does not accept requests to hold a purchase, redemption, or exchange transaction for a future date.

Proper Form. “Proper Form” is defined as including all required information and an acceptable form of payment in U.S. funds or arrangements for payments in U.S. funds through a broker.

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Additional Purchase Information. The Fund reserves the right to reject, in its sole discretion, any account application or purchase order for any reason and the Investment Manager reserves the right to waive or reduce the minimum investment amounts. Applications or purchase orders will not be accepted unless they are in proper form.

THE FUND RESERVES THE RIGHT TO LIMIT OR SUSPEND THE OFFERING OF ITS SHARES TO EXISTING OR NEW INVESTORS FOR ANY REASON. THE INVESTMENT MANAGER MAY DECIDE TO SUSPEND THE OFFERING OF THE FUND’S SHARES INCLUDING AT SUCH TIMES AS IT DETERMINES THAT ANY INCREASE IN THE NET ASSETS OF THE FUND THROUGH SUBSCRIPTIONS WOULD BE DETRIMENTAL TO THE INTERESTS OF THE EXISTING SHAREHOLDERS.

Shareholder Services

By Mail. U.S. Bancorp Fund Services, LLC, the Transfer Agent, P.O. Box 219252, Kansas City, MO 64121-9252.

By Telephone. Call toll-free from anywhere in the United States: (877) 734-7862 (Monday through Friday 9:00 a.m. to 8:00 p.m., Eastern Time).

Online. Visit us online 24 hours a day, 7 days a week, at www.prospectorfunds.com for the most complete source of Fund information.

Exchange Privileges. You may exchange some or all of your Fund shares between identically registered accounts of another series of the Prospector Funds, subject to any redemption fee, as long as any applicable minimum investment requirements of the Fund for which shares are being exchanged are met. Before effecting an exchange, you should read the prospectus for the Fund into which you will be investing. The minimum exchange amount is $1,000. Account minimums for each account involved in the exchange will still apply. Exchanges can be requested by mail or telephone. There is a $5 fee for telephone exchanges. The Funds follow reasonable procedures to confirm that telephone instructions are genuine. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. An exchange is a taxable event for federal tax purposes. The Funds reserve the right to change or eliminate the exchange privilege. If a Fund changes that privilege, you will receive advance notice. The exchange privilege may not be used for short-term or excess trading or trading strategies harmful to the Funds. Exchanges may be subject to a redemption fee if shares are exchanged sixty (60) calendar days or less from their purchase date.

Distribution Options. You may reinvest distributions you receive from the Fund in an existing account for the Fund. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer. Please indicate on your account application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you wish to change the distribution option on your account, please write or call the Transfer Agent at (877) 734-7862. Any change should be submitted 5 days prior to the next distribution.

Telephone Privileges. Your account will be coded for the telephone redemption option unless you decline this feature on your account application. Telephone redemption proceeds will be sent by check to the address on your account or will be sent by wire or ACH if you submitted a voided check or savings deposit slip to establish bank information in your account.

For your protection against fraudulent telephone transactions, the Fund will use reasonable procedures to verify your identity such as requiring you to provide the Fund’s account number; the name and social security number, or tax identification number, under which your account is registered; and the address of the account holder, as stated in the account application form. As long as these procedures were followed, the Fund will not be liable for any loss or cost to you if they act on instructions reasonably believed to be authorized by you. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be canceled or modified after the next close of regular trading on the NYSE
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(generally, 4:00 p.m. Eastern Time) following that telephone transaction. Telephone transactions may be difficult during periods of extreme market or economic conditions. If this is the case, please send your request by mail or overnight courier.

If you accepted telephone privileges on your account application and included a voided check with which to establish your bank information, you may purchase shares on demand with an ACH transfer directly from your bank account. If you have telephone privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing. Your request may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Security Considerations. You may give up some level of security by choosing to buy shares by telephone rather than by mail. The Transfer Agent has established procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

Selling Shares

You can sell your shares at any time. Please keep in mind that a redemption fee may apply.

What You Need to Know When Selling Shares. You may sell your shares on any day the NYSE is open for business. The Fund processes redemption orders promptly. Redemption proceeds, minus any redemption fee, will not be sent to you until your shares have been paid for in full. This means if you purchased your shares by check or electronic funds transfer through the ACH network, the redemption payment will be delayed until the Fund has received acknowledgment to its satisfaction that the payment has cleared and the funds have been posted. This could take up to 15 calendar days. This delay will not apply if you purchased your shares via wire payment. For redemptions paid in cash, the Fund typically expects to meet redemption requests using the Fund’s then-existing holdings of cash or cash equivalents. Subject to market conditions and other considerations, at times, such as during stressed market conditions, a Fund may use proceeds from the sale of securities to meet redemption requests. Unless otherwise prohibited by law, the Fund also reserves the right to pay redemptions in kind, using portfolio securities to pay redemption proceeds. Payment is sent to the address of record.

All requests received in good order by the Fund before the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) will be processed on that day. “Good order” means your instruction includes the name of the Fund, the account number, the dollar amount or number of shares to be redeemed and the signature(s) of the registered owner(s) exactly as the shares are registered and with signature(s) guaranteed, if applicable. All redemption requests should be sent to the address below under “By Mail”. Payment for shares redeemed will be sent to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent. Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor. The investor does not incur any charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.

How to Sell Your Shares

By Telephone:
Unless you decline the telephone transactions option on the account application, and if your account has been open for at least 15 days, you may redeem up to $100,000 per day by calling Shareholder Services toll free at (877) 734-7862. Shares held in IRA plans may not be redeemed by telephone. Once a telephone transaction has been placed, it cannot be cancelled or modified after the next close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) following
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that telephone transaction. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may give up some level of security by choosing to sell shares by telephone rather than by mail. The Transfer Agent has established procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written communication of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

By Mail:
Send a letter of instruction including the account number, the Fund from which you would like to redeem shares, the dollar value or number of shares you wish to redeem, and any necessary signature guarantees (see next page) to:

Regular Mail
Prospector Focused Large Cap Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Overnight
Prospector Focused Large Cap Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

By Wire:
Be sure to fill out the appropriate areas of the account application. Proceeds may be wired to your pre-designated bank account.

By Systematic Withdrawal Plan:
You may redeem your Fund shares through the Systematic Withdrawal Plan (the “Plan”). Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Plan, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The Fund may modify or terminate the Plan at any time.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Shares sold under the Plan may be subject to a redemption fee if sold sixty (60) calendar days or less from their purchase date.

Redeeming shares through the Plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the Plan may be more than your actual yield or income, part of the payment may be a return of your investment.

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To discontinue the Plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least five calendar days before a scheduled payment. The Fund may discontinue the Plan by notifying you in writing and will discontinue the Plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder’s death or incapacity.

For further information on the Plan, please call Shareholder Services toll free at (877) 734‑7862.

Through a Financial Professional:
Contact your financial professional. If for any reason a financial professional is not able to accommodate your sale request, please call Shareholder Services toll free at (877) 734-7862 to find out how you can sell Fund shares.

Signature Guarantees. A signature guarantee, from either a Medallion program member or a non-Medallion program member, must be provided if:
•You are making a written request to redeem shares worth more than $100,000;

•Ownership is being changed on your account;

•Redemption proceeds are payable or sent to any person, address or bank account not on record;

•A redemption request has been received by the Transfer Agent, and the address of the account associated with the request has changed within the previous 30 calendar days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. If applicable, shareholders should submit a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. A notary public cannot provide a signature guarantee. The Fund reserves the right to waive any signature requirement at their discretion.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Involuntary Redemption. If your account falls below the stated investment minimums or if the Fund is unable to verify your identity, the Fund may redeem your shares. See “Accounts with Low Balances” below. Your account will not be redeemed if the balance falls below the minimum due to investment losses.

Accounts with Low Balances. If the value of your account falls below $10,000 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a redemption fee if your account is closed for this reason.

In-Kind Redemptions. Although the Fund expects to make redemptions in cash, it reserve the right to make the redemption a distribution in-kind. These redemptions “in-kind” usually occur when the amount to be redeemed is large enough to affect the Fund’s operations (for example, if it represents more than 1% of the Fund’s assets). This is done to protect the interests of the Fund’s remaining shareholders. An in-kind payment means you receive portfolio securities rather than cash. If this occurs, you will incur transaction costs when you sell the securities.

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Shareholder Information, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then the Fund will determine whether the shareholder’s account can legally be considered abandoned. Your account with the Fund may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders owning shares of the Fund directly with the Fund (i.e., the account is not held through a broker or other intermediary) should contact the Fund at least annually to ensure their account remains in active status. Shareholders may contact the Fund at (877) 734‑7862.

Shareholders who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

IRA Redemptions. Shareholders who have an IRA or other retirement plan and for whom U.S. Bank N.A. acts as IRA custodian, must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. For this reason, IRA redemption requests cannot be made by telephone.

Account Policies

Pricing of Fund Shares. The price at which you buy or sell Fund’s shares is the NAV per share. The NAV per share price is calculated by adding the value of Fund’s investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding. The NAV per share is calculated after the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time, each business day the NYSE is open. The NAV is not calculated on days the NYSE is closed for trading. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form. The Fund may change the time it calculates its NAV in an emergency.

The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services consistent with the Investment Manager’s valuation procedures and policies. Investments for which market quotations or market-based valuations are not readily available, or believed by the Investment Manager to be unreliable, are valued at fair value by the Investment Manager in accordance with policies and procedures approved by the Board. For example, if an event occurs after the closing of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the NAV of the Fund’s shares may change on days that you cannot buy or sell shares. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation.

The Board has designated the Investment Manager as its “valuation designee” under Rule 2a-5 of the Investment Company Act. The valuation designee is responsible for making fair value determinations for the Fund’s portfolio investments. The Board has approved the procedures adopted by the Investment Manager to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

Fair Valuation - Individual Securities. Since the Fund may invest in securities that are traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. In certain circumstances, a fair value determination may also be made if, in the Investment Manager’s judgment, the market value of a security does not represent the fair market value of the security. The Board has approved procedures adopted by the Investment Manager to determine the fair value of individual securities and other assets for which market prices are not readily available or which
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may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly-traded securities). Fair value determinations are then made in good faith by the Investment Manager. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Exchange Traded Securities. Securities traded or dealt in upon a national securities exchange other than the National Association of Securities Dealers Automated Quotation System (NASDAQ) shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid price. In the case of a security traded on NASDAQ, the security shall be valued at the NASDAQ Official Closing Price.

Non-Exchange Traded Securities. Securities not traded or dealt on any securities exchange for which OTC market quotations are readily available generally shall be valued at the last quoted sales price (if adequate trading volume is present) or, otherwise, at the last bid price.

Fixed Income Securities. Fixed-income securities shall be valued at prices supplied by an independent pricing source or by the Fund’s pricing service providers based on broker or dealer supplied valuations or matrix pricing (a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity).

Money Market Instruments. Money market instruments with a remaining maturity of 60 days or less shall be valued at prices supplied by an independent pricing source, or an approved third-party pricing service. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest.

Securities Traded on More Than One Exchange. If a security is traded or dealt on more than one exchange, or on one or more exchanges and in the OTC market, quotations from the market in which the security is primarily traded shall be used.

Currencies and Related Items. The value of foreign currencies shall be translated into U.S. dollars based on the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern Time) on the day that the value of the foreign currency is determined. If no sale is reported at that time, the foreign currency will be valued at the most recent bid price.

Options and Futures Contracts. Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which OTC market quotations are readily available shall be valued at the current bid price.

Security Valuation - Foreign Securities - Computation of U.S. Equivalent Value. The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern Time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued at the last bid price.

Valuation - Foreign Securities - Potential Impact of Time Zones and Market Holidays. Trading in securities on foreign securities stock exchanges and OTC markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which
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trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund. As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of a Fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, the Investment Manager monitors price movements following the close of trading in foreign stock markets to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.

If such an event occurs, the foreign securities may be valued using fair value procedures established by the Investment Manager. In certain circumstances, these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in the Fund’s shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

Trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated. Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established by the Investment Manager.

Statements, Reports and Prospectuses. You will receive quarterly account statements that show all your transactions during the quarter. You will also receive written notification after each transaction affecting your account.

You also will receive financial reports for the Fund in which you are invested every six months as well as an annual updated prospectus. At any time you may view current prospectuses and financial reports on our website.

Investment Representative Account Access. If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Transfer Agent.

Street or Nominee Accounts. You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with the Fund or the Investment Manager. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts. Unless you specify a different registration, shares issued to two or more owners are registered as “joint tenants with rights of survivorship” (shown as “Jt WROS” on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-734-7862 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
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Additional Policies. Please note that the Fund maintains additional policies and reserves certain rights, including:

•The Fund may restrict, reject or cancel any purchase orders.

•The Fund may modify, suspend, or terminate telephone privileges at any time.

•The Fund may make material changes to or discontinue the exchange privilege on 60 days’ notice or as otherwise provided by law.

•The Fund may stop offering shares of the Fund completely or may offer shares only on a limited basis, for a period of time or permanently.

•Normally, redemption proceeds are paid out by the next business day, but payment may take up to seven days if making immediate payment would adversely affect the Fund.

•In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

•For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

•You may buy shares of the Fund only if they are eligible for sale in your state or jurisdiction.

•To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DIVIDENDS, DISTRIBUTIONS AND SHAREHOLDER TAXES
Income and Capital Gain Distributions. The Fund intends to make distributions from its net investment income at least annually. Such distributions will be payable in cash or in additional shares of the Fund. Capital gains, if any, may be distributed at least annually, in additional shares or in cash, at the election of the shareholder. The amount of distribution will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution.

Tax Considerations. The Fund generally intends to operate in a manner such that it will not be liable for federal income tax. You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, even if you reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. Distributions of dividends to the Fund’s non-corporate shareholders may be treated as “qualified dividend income,” which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, “qualified dividend income” and provided that holding period and other requirements are met by both the shareholder and the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations and “qualified foreign corporations.” Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A distribution by a Fund reduces the net asset value of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a return of a portion of your investment.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, it intends, if
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possible, to operate so as to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to “pass-through” to the Fund’s shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that a Fund will be able to do so. Furthermore, a shareholder’s ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder’s basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gains.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

If you are neither a citizen nor resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on certain types of income dividends and other payments that are subject to such withholding. You may be subject to a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund.

The Fund is required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld.

Each January, the Fund will send you a statement that shows the tax status of distributions you received the previous year, as applicable. For further information about the tax consequences of investing in a Fund, please see the SAI. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

As of January 1, 2012, federal law requires the mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the default tax lot identification method for reporting their shareholders’ cost basis.

DISTRIBUTION OF FUND SHARES
The Distributor

Quasar Distributors, LLC (the “Distributor”), 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and each state’s securities laws, as applicable, and is a member of the Financial Industry Regulatory Authority.

Distribution and Service (Rule 12b-1) Fees. The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to reimburse distribution and service fees at an annual rate
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of up to 0.25% of the Fund’s average daily net assets (“Rule 12b-1 fee”) for the sale, distribution, and servicing of their shares. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Because these fees are paid out of the Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments to Financial Advisors and Their Firms. The Investment Manager, the Fund, or any of their agents may enter into arrangements with financial intermediaries that market and sell shares of the Fund, through which investors may purchase or redeem Fund shares. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any Rule 12b-1 fee that you or the Fund may pay. In addition, the Investment Manager or other Fund agents, as applicable, may, at its own expense, compensate financial intermediaries in connection with the sale or expected sale of the Fund’s shares. In the case of payments received by financial intermediaries that employ a financial advisor, the individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her. Payments to financial intermediaries may create an incentive for the financial institution to recommend that you purchase the Fund’s shares.

What is a Financial Intermediary?

A financial intermediary is a firm that receives compensation for selling shares of a Fund offered in this prospectus and/or provides services to a Fund’s shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.

Your financial advisor’s firm receives compensation from the Fund in several ways from various sources, which include some or all of the following:

•Rule 12b-1 fees;
•additional distribution support;
•defrayal of costs for educational seminars and training; and
•payments related to providing shareholder recordkeeping, communication and/or transfer agency services.

Please read the prospectus carefully for information on this compensation.

In addition to financial intermediaries that market and sell a Fund’s shares, certain brokerage firms and other companies that provide services of the type described above may receive fees from a Fund, the Investment Manager or the Distributor in respect of such services. These companies also may be appointed as agents for or authorized by a Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to a Fund’s approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

Although a Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Fund shares a factor when selecting brokers or dealers to effect portfolio transactions.

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INDEX DESCRIPTIONS
Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This index cannot be invested in directly.

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. This index cannot be invested in directly.

The Russell 1000 Value® Index is a market-capitalization weighted index based on the Russell 1000 Index, which measures how U.S. stocks in the equity value segment perform by including only value stocks. This index cannot be invested in directly.

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FINANCIAL HIGHLIGHTS
As of the date of this prospectus, the Fund has not commenced operations and thus has no highlights to show.
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PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires their third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

PROSPECTOR FOCUSED LARGE CAP FUND

A series of Managed Portfolio Series

Questions

If you have any questions about the Fund or your account, you can write to us at Prospector Focused Large Cap Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252. You can also call us toll free from anywhere in the United States at (877) 734-7862 (Monday through Friday 9:00 a.m. to 8:00 p.m., Eastern Time), or visit us online 24 hours a day, 7 days a week, at www.prospectorfunds.com. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Prospector Focused Large Cap Fund

You can learn more about the Fund in the following documents:

Annual/Semi-Annual Report to Shareholders. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In a Fund’s annual report you will find a discussion of recent market conditions and Fund strategies that significantly affected the Fund’s performance during its last fiscal year; financial statements, detailed performance information, portfolio holdings and the report of the independent registered public accounting firm. In Form N-CSR, when available, you will find the Fund’s annual and semi-annual financial statements. You may obtain these reports, when available, at no cost through your investment representative or by writing to the address above or by calling the number below. Annual and semi-Annual reports to shareholders will also be available online at www.prospectorfunds.com.

Statement of Additional Information (SAI). Contains more information about the Fund, its investments and policies. It is incorporated by reference and is legally a part of this prospectus.

For a free copy of the SAI, please contact your investment representative, call us at the number listed below, or write to us at the address listed above. You may also download/view the SAI online at www.prospectorfunds.com.

You can also obtain information about the Fund by visiting the EDGAR Database on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Prospector Focused Large Cap Fund

(877) 734-7862

www.prospectorfunds.com

Investment Company Act File Number 811-22525

STATEMENT OF ADDITIONAL INFORMATION

PROSPECTOR FOCUSED LARGE CAP FUND (PFLCX)

A SERIES OF MANAGED PORTFOLIO SERIES

October 31, 2025

This Statement of Additional Information (“SAI”) provides general information about the Prospector Focused Large Cap Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated October 31, 2025 (the “Prospectus”), as supplemented and amended from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

To obtain a copy of the Prospectus and/or the annual report, free of charge, please contact your investment representative, access the Fund online at www.prospectorfunds.com, or call toll free (877) 734-7862.

THE TRUST AND THE FUND

The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”) and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund is series of the Trust and the Fund has a single share class. The Prospector Focused Large Cap Fund may be referred to herein as the “Fund.” The Fund is managed by Prospector Partners Asset Management, LLC (the “Investment Manager,” or alternatively, “Prospector Partners Asset Management”). The Fund is a non-diversified series of the Trust and has its own investment objective and policies.

Shares of other series of the Trust are offered in separate prospectuses and SAIs, including other Funds managed by the Fund’s investment adviser. Other than these other series managed by the Adviser, the Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov. As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust is not required to hold annual meetings of shareholders, and does not normally do so. Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series. In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series (or class thereof) are borne by that series (or class). Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable. No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

This SAI relates only to the Fund.

INVESTMENT RESTRICTIONS

For purposes of all investment policies: (1) the term “1940 Act” includes the rules under the Investment Company Act of 1940, as amended, SEC interpretations and any exemptive order upon which the Fund may rely and (2) the term “Code” includes the rules under the Internal Revenue Code of 1986, as amended, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of such Fund’s policies or restrictions. Accordingly, except with respect to borrowing or illiquid investments, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that such Fund would not, or could not buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Fundamental Investment Policies and Restrictions

The Fund has adopted certain investment restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund’s outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting, if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.

As a matter of fundamental policy, the Fund may not:

1.Purchase or sell commodities, commodity contracts (except in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool), or oil and gas interests or real estate. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.

2.Make loans, except to the extent the purchase of debt obligations of any type are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the SEC and the securities exchanges on which such securities are traded.

3.Issue securities senior to its stock or borrow money or utilize leverage in excess of the maximum permitted by the 1940 Act, which is currently 33 1/3% of total assets (including 5% for emergency or other short-term purposes), and this restriction shall not prohibit the Fund from engaging in options transactions and other derivatives transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies

4.Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

5.Except as may be described in the Prospectus and SAI, purchase securities on margin.

6.Invest more than 25% of the value of its assets in a particular industry (except that U.S. governmental securities are not considered an industry).

INVESTMENT POLICIES

General

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments discussed below, see the section entitled, “General Description of Investments” in this SAI.

Investment Techniques
Certain words or phrases that may be used in the Prospectus or this SAI may be used in descriptions of the Fund’s investment policies and strategies to give investors a general sense of the Fund’s level of investment. They are broadly identified with, but not limited to, the following percentages of the Fund’s total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% or more

The percentages above are not intended to be precise, nor are they limitations unless specifically stated as such in the Prospectus or elsewhere in this SAI.

The value of your shares in the Fund will generally increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund’s investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of such Fund’s shares may also change with movements in the stock and bond markets as a whole.

The Fund’s investment objective is capital appreciation. This goal is non-fundamental, and may be changed by the Board without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a “non-diversified” investment company under the 1940 Act.

The general investment policy of the Fund is to invest in securities using a value orientation consisting of bottom-up fundamental value analysis with an emphasis on balance sheet strength. In pursuit of its value-oriented strategy, the Fund will invest substantially in large capitalization companies.

General Description of Investments

The Fund will invest in equity securities. The Fund may also invest in securities convertible into, exchangeable for, or expected to be exchanged into common stock (including convertible preferred and convertible debt securities). There are no limitations on the percentage of the Fund’s assets that may be invested in equity securities, debt securities, or convertible securities. The Fund reserves freedom of action to invest in these securities in such proportions as the Investment Manager deems advisable. The Fund may also invest in foreign securities and other investment company securities. The Fund may invest in any industry although it is not the policy of the Fund to concentrate its investments in any one industry.

The following is a description of various types of securities in which the Fund may invest and techniques it may use.

Equity Securities

Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company’s business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners also may participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares. Equity securities include common stock and preferred stock. Preferred stockholders usually receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy an equity security at a given time for a specified price.

Convertible Securities

Convertible securities are debt securities, or in some cases preferred stock, that have the additional feature of converting into, exchanging or expecting to be exchanged for, common stock of a company after certain periods of time or under certain circumstances. Holders of convertible securities gain the benefits of being a debt holder or preferred stockholder and receiving regular interest payments, in the case of debt securities, or higher dividends, in the case of preferred stock, with the possibility of becoming a common stockholder in the future. A convertible security’s value normally reflects changes in the company’s underlying common stock value.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security may not be as sensitive to changes in interest rates as is a similar fixed-income security, nor as sensitive to changes in share price as is its underlying stock.

A convertible security tends to be senior to the issuer’s common stock, but subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is “converted,” the issuer often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the issuer may pay out cash instead of common stock.

Use of Derivatives, Hedging and Income Transactions

The Fund may use derivatives and various hedging strategies for risk management purposes and as part of its investment strategy. Hedging is a technique designed to reduce a potential loss to the Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The Fund may engage in derivative transactions, including forward foreign currency exchange contracts, currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter (“OTC”) put and call options on securities, equity and fixed-income indices and other financial instruments; and, the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called “Hedging Transactions”).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect the Fund’s gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the Investment Manager. Whether use of any Hedging Transaction will be successful is a function of numerous variables, including market conditions and the Investment Manager’s expertise in utilizing such techniques. The ability of the Fund to utilize Hedging Transactions successfully cannot be assured. Hedging Transactions involving futures and options on futures may be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes. The Fund will seek to comply with applicable regulatory requirements when implementing these strategies. The SEC has adopted Rule 18f-4, which governs the use of derivatives and certain other forms of leverage by registered investment companies. Rule 18f-4 generally imposes limits based on value-at-risk, or “VaR,” on the amount of derivatives and certain other forms of leverage into which the Fund can enter and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program (“DRMP”) and appoint a derivatives risk manager. Funds that use derivatives in a limited amount are not subject to the full requirements of Rule 18f-4.

The various techniques described above as Hedging Transactions also may be used by the Fund for non-hedging purposes. For example, these techniques may be used to produce income to the Fund where the Fund’s participation in the transaction involves the payment of a premium to the Fund. The Fund also may use a Hedging Transaction if the Investment Manager has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates.

Regulations affecting derivatives transactions require certain standardized derivatives, including many types of swaps, to be subject to mandatory central clearing. Under these requirements, a central clearing organization is substituted as the counterparty to each side of the derivatives transaction. Each party to a derivatives transaction covered by the regulations is required to maintain its positions with a clearing organization through one or more clearing brokers. Central clearing is intended to reduce, but not eliminate, counterparty risk. To the extent that the Fund uses such derivatives, the Fund will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations. Various U.S. Government entities, including the Commodity Futures Trading Commission (“CFTC”) and the SEC, are in the process of adopting and implementing additional regulations governing derivatives markets required by, among other things, the Dodd–Frank Wall Street Reform and Consumer Protection Act (commonly referred to as the Dodd-Frank Act).

Currently, the Fund’s use of Hedging Transactions may involve the following types of risks, which differ from and, in certain cases, may be greater than, the risks presented by more traditional investments: (i) market risk, which is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund’s interest; (ii) management risk, which is the risk that because these instruments may be highly specialized and require risk analyses that differ from those associated with stocks and bonds, it may be difficult to correctly forecast price, interest rate or currency exchange rate movements; (iii) credit risk and counterparty risk, which involve the risk that a counterparty to a derivative contract may fail to comply with the contract’s terms, potentially causing the Fund to incur a loss; (iv) liquidity risk, which exists when a particular instrument is difficult to purchase or sell; (v) leverage risk, which is the risk that, to the extent that an instrument has a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself; (vi) improper valuation or mispricing risk, which is the risk that because these instruments are often valued subjectively, an incorrect valuation can result in increased cash payment requirements to counterparties or a loss of value to the Fund; and (vii) regulatory risk, which involves the risk that additional regulations governing derivative markets could, among other things, restrict the Fund’s ability to engage in derivatives transactions, require additional reporting and/or increase the cost of such transactions.

Rule 18f-4 under the 1940 Act permits the Fund to enter into “derivatives transactions” and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. “Derivatives transactions” include: (1) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund treats these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities and non-standard settlement cycle investments, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Rule 18f-4 permits a fund to enter into derivatives transactions, provided that the fund either: (1) adopts and implements a DRMP, adheres to a limit on leverage risk based on VaR and complies with board oversight and reporting requirements or (2) satisfies the conditions of the limited derivatives user exception. A fund that is a limited derivatives user is not required to adopt a DRMP, adhere to the VaR limit or comply with the board oversight and reporting requirements. To rely on the limited derivatives user exception, a fund must adopt and implement policies and procedures reasonably designed to manage its derivatives risks and limit its derivatives exposure to 10% of its net assets.

The Fund is classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets.

Swaps

The Fund may enter into swaps, including currency swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset. A currency swap involves the exchange by a fund with another party of a series of payments in specified currencies. Currency swaps may be bilateral and privately negotiated, with a fund expecting to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments).

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Risks may arise as a result of, among other things, the failure of the counterparty to a bilateral swap contract to comply with the terms of the swap contract, and from unanticipated movements in interest rates or in the value of the underlying securities. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Whether the Fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the Investment Manager correctly to predict which types of investments are likely to produce greater returns.

Options

The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options (“OTC options”). A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option, the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments, that are traded on U.S. and foreign securities exchanges and in the OTC markets and on securities indices, currencies and futures contracts. The Fund may also purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities.

A call option sold by the Fund exposes the Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. The use of options involves additional risks, including (i) the risk that the Fund may be unable ability to close out its position as a purchaser or seller of an OTC-issued or exchange-listed put or call option due to, among other things, insufficient trading interest in certain options, restrictions on transactions imposed by an exchange, trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (ii) the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded, and to the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets; and (iii) unless the parties provide for it, there may be no central clearing or guaranty function in an OTC option and, as a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.

Futures and Options on Futures

The Fund may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. The sale of a futures contract creates an obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument or other asset called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).

To the extent that the Fund uses futures and/or options on futures, it intends to enter into such a transaction for hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option on a futures contract, would require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. If a fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures positions just as it would for any position. There can be no assurance that a position taken by the Fund can be offset prior to settlement at an advantageous price or that delivery will occur.

The Fund’s use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund’s investment objective. Although the use of futures and options transactions for hedging is intended to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to the Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from the use of Hedging Transactions can reduce the net asset value (“NAV”) of the Fund, and any losses can be greater than if the Hedging Transactions had not been utilized. The cost of entering into Hedging Transactions also may reduce the Fund’s total return to investors. Certain transactions, such as many Hedging Transactions, other derivatives transactions, forward commitments, reverse repurchase agreements and short sales, involve leverage and may expose a fund to potential losses that, in some cases, may exceed the amount originally invested by a fund.

When conducted outside the U.S., Hedging Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by various factors, including: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

The Fund may purchase and sell derivative instruments only to the extent that such activities are consistent with the requirements of the Commodity Exchange Act (“CEA”) and the rules adopted by the CFTC thereunder. Under CFTC rules, a registered investment company that conducts more than a certain amount of trading in futures contracts, commodity options, certain swaps and other commodity interests is a commodity pool and its adviser must register as a commodity pool operator (“CPO”). Under such rules, registered investment companies that are commodity pools are subject to additional recordkeeping, reporting and disclosure requirements. The Investment Manager, with respect to the Fund, has claimed an exclusion from the definition of CPO under CFTC Rule 4.5 under the CEA and the Fund is not currently subject to these recordkeeping, reporting and disclosure requirements under the CEA.

Foreign Securities

The Fund may purchase securities of non-U.S. issuers whose values are quoted and traded in any currency in addition to the U.S. dollar. Such investments involve certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include: fluctuations in the value of the currency in which the security is traded or quoted as compared to the U.S. dollar; unpredictable political, social and economic developments in the foreign country where the security is issued or where the issuer of the security is located, including regional and global conflicts; and the possible imposition by a foreign government of limits on the ability of the Fund to obtain a foreign currency or to convert a foreign currency into U.S. dollars; or the imposition of other foreign laws or restrictions.

Since the Fund may invest in securities issued, traded or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund’s portfolio. When deemed advantageous to the Fund, the Investment

Manager may attempt, from time to time, to reduce such risk, known as “currency risk,” by “hedging,” which attempts to reduce or eliminate changes in a security’s value resulting from changing currency exchange rates. Hedging is further described above.

In addition, in certain countries, the possibility of expropriation of assets, confiscatory taxation, or diplomatic developments could adversely affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies which the Fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all of the value of the Fund’s investment, to the foreign country’s taxing authority. Diplomatic developments means that because of certain actions occurring within a foreign country, such as significant civil rights violations or because of actions by the U.S. during a time of crisis in the particular country, all communications and other official governmental relations between the country and the U.S. could be severed. This could result in the abandonment of any U.S. investors’, such as the Fund’s, money in the particular country, with no ability to have the money returned to the U.S.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, may be substantially less than in U.S. markets. As a result, securities of many foreign issuers tend to be less liquid and their prices more volatile than securities of comparable U.S. issuers. Further, non-U.S. securities markets are generally not as developed or efficient as those in the United States and may close for extended periods or for local holidays. Transaction costs, the costs associated with buying and selling securities, on non-U.S. securities markets may be higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund’s foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Fund may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

The United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) on January 31, 2020. The UK and the EU negotiated an agreement governing their future trading and security relationships. This agreement became effective on a provisional basis on January 1, 2021 and entered into full force on May 1, 2021. The UK and the EU also negotiated a Memorandum of Understanding (“MoU”), which creates a framework for voluntary regulatory cooperation in financial services between the UK and the EU. The impact on the UK and European economies and the broader global economy of the uncertainties associated with implementing the agreement and MoU are significant and could have an adverse effect on the value of the Fund’s investments and its NAV. These uncertainties include an increase in the regulatory and customs requirements imposed on cross-border trade between the UK and the EU, the negotiation and implementation of additional arrangements between the UK and the EU affecting important parts of the economy (such as financial services), volatility and illiquidity in markets, currency fluctuations, the renegotiation of other existing trading and cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) of the UK and the EU, and potentially lower growth for companies in the UK, Europe and globally.

Illiquid Investments

The Fund may not purchase an illiquid investment if, at the time of purchase, the Fund would have more than 15% of its net assets invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Rule 144A Securities

The Fund may invest in unregistered securities which may be sold under Rule 144A under the Securities Act (“144A Securities”). 144A Securities are restricted, which generally means that a legend has been placed on the share certificates representing the securities which states that the securities were not registered with the SEC when they were initially sold and may not be resold except under certain circumstances. In spite of the legend, certain securities may be sold to other qualified institutional buyers provided that the conditions of Rule 144A are met. In the event that there is an active secondary institutional market for 144A Securities, the 144A Securities may be treated as liquid. As permitted by the federal securities laws, the Board has adopted a liquidity risk management program pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) and related procedures to categorize the Fund's investments, including Rule 144A Securities, and identify illiquid investments. Due to changing markets, an insufficient number of qualified institutional buyers interested in purchasing the 144A Securities, or other factors, 144A Securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Borrowing

The Fund is permitted to borrow under certain circumstances, as described under “Fundamental Investment Policies” above. Under no circumstances will either Fund make additional investments while any amounts borrowed exceed 5% of the Fund’s total assets.

Cash Equivalent Investments

Cash equivalent investments are investments in certain types of short-term debt securities. The Fund making a cash equivalent investment expects to earn interest at prevailing market rates on the amount invested and there is little, if any, risk of loss of the original amount invested. The Fund’s cash equivalent investments are typically made in obligations issued or guaranteed by the U.S. or other governments, their agencies or instrumentalities and high-quality commercial paper issued by banks, corporations or others. Commercial paper consists of short-term debt securities which carry fixed or floating interest rates. A fixed interest rate means that interest is paid on the investment at the same rate for the life of the security. A floating interest rate means that the interest rate varies as interest rates on newly issued securities in the marketplace vary.

Debt Securities

A debt security typically has a fixed payment schedule which obligates the company to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. While most debt securities are used as an investment to produce income to an investor as a result of the fixed payment schedule, debt securities also may increase or decrease in value.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s NAV. These increases or decreases are more significant for longer duration debt securities.

The Fund may invest in a variety of debt securities, including bonds and notes issued by domestic or foreign corporations and the U.S. or foreign governments and their agencies and instrumentalities. Bonds and notes differ in the length of the issuer’s repayment schedule. Bonds typically have a longer payment schedule than notes. Typically, debt securities with a shorter repayment schedule pay interest at a lower rate than debt securities with a longer repayment schedule.

The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”). Securities are given ratings by independent rating organizations, which grade the company issuing the securities based upon its financial soundness. The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s. Generally, lower rated and unrated debt securities are riskier investments. Debt securities rated BB or lower by S&P or Ba or lower by Moody’s are considered to be high yield, high risk debt securities below investment grade, commonly known as “junk bonds.” The lowest rating category established by Moody’s is “C” and by S&P is “D.” Debt securities with these ratings are typically in default as to the payment of principal and interest, which means that the issuer does not have the financial soundness to meet its interest payments or its repayment schedule to security holders. These ratings represent the opinions of the rating services with respect to the issuer’s ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in the Fund’s portfolio is changed by the rating service or the security goes into default, this event will be considered by the Investment Manager in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

The Fund generally will invest in debt securities under circumstances similar to those under which they will invest in equity securities; namely, when, in the Investment Manager’s opinion, such debt securities are available at prices less than their intrinsic value.

Investing in fixed-income securities under these circumstances may lead to the potential for capital appreciation. Consequently, when investing in debt securities, a debt security’s rating is given less emphasis in the Investment Manager’s investment decision-making process. The Fund may invest in debt securities issued by domestic or foreign companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy (“Distressed Companies”), because such securities often are available at less than their intrinsic value. Debt securities of such companies typically are unrated, lower rated, in default or close to default. While posing a greater risk than higher rated securities with respect to payment of interest and repayment of principal at the price at which the debt security was originally issued, the Fund will generally purchase these debt securities at discounts to the original principal amount. Such debt typically ranks senior to the equity securities of Distressed Companies and may offer the potential for capital appreciation and additional investment opportunities.

Medium and Lower Rated Corporate Debt Securities

The Fund may invest in securities of Distressed Companies when the intrinsic values of such securities, in the opinion of the Investment Manager, warrant such investment. The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.” Corporate debt securities rated Baa are regarded by Moody’s as medium-grade and subject to moderate credit risk and, as such, may possess certain speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as exhibiting adequate capacity to meet financial commitments, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories. Companies issuing lower rated, higher yielding debt securities are deemed by the rating agencies to be not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal on its securities, payments on the securities may never resume.

Corporate debt securities that are rated Ba1, Ba2, Ba3 are regarded by Moody’s to have speculative elements and be subject to substantial credit risk, and debt securities that are rated B1, B2 or B3 are regarded by Moody’s to be speculative and subject to high credit risk. Corporate debt securities rated BB, B, CCC, CC and C are regarded by S&P to have significant speculative characteristics, generally referring to debt securities in which the issuer currently has the ability to repay but faces significant uncertainties, such as adverse business or financial circumstances that could affect credit risk.

The Fund may also invest in unrated securities.

The ratings of the various nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s, S&P, and Fitch Ratings (“Fitch”), generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, evaluate only the safety of principal and interest payments and do not evaluate the market risk of the securities. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Investment Manager monitors the issuers of corporate debt securities held in the Fund’s portfolios. The Fund will rely on the Investment Manager’s judgment, analysis and experience in evaluating debt securities. In this evaluation, the Investment Manager will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters as well as the price of the security. The credit rating assigned to a security is a factor considered by the Investment Manager in selecting a security for the Fund, but the intrinsic value in comparison to market price and the Investment Manager’s analysis of the fundamental values underlying the issuer are generally of greater significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Investment Manager.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund’s portfolio. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, also may affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the Fund’s portfolio that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of market price of any medium to lower grade corporate debt securities in the Fund’s portfolio and thus could have an effect on the NAV of the Fund if other types of securities did not show offsetting changes in values. The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are often closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. If the Fund purchased primarily higher rated debt securities, such risks would be reduced.

High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than previously quoted market prices. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. The secondary market value of corporate debt securities structured as zero coupon securities or payment in kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accreted, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Failure to satisfy distribution requirements could result in the Fund failing to qualify as a pass-through entity under the Internal Revenue Code of 1986, as amended (the “Code”). Investment in such securities also involves certain other tax considerations.

The Investment Manager values the Fund’s assets pursuant to policies and procedures approved and periodically reviewed by the Board. To the extent that there is no established retail market for some of the medium or lower grade or unrated corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Investment Manager to accurately value such securities may be adversely affected. Further, it may be more difficult for the Fund to sell such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market did exist. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade and unrated corporate debt securities held in the Fund’s portfolio, the responsibility of the Investment Manager to value the Fund’s securities becomes more difficult and the Investment Manager’s judgment may play a greater role in the valuation of the Fund’s securities due to a reduced availability of reliable objective data.

Depositary Receipts

The Fund may invest in securities commonly known as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) of non-U.S. issuers. Such depositary receipts are interests in a non-U.S. company’s securities which have been deposited with a bank or trust company. The bank or trust company then sells interests to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an OTC market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADRs or EDRs although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs may have certain advantages over direct investment in the underlying non-U.S. securities, since: (i) ADRs are U.S. dollar denominated investments which are often easily transferable and for which market quotations are generally readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

Depositary receipts of non-U.S. issuers may have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Holders of unsponsored depositary receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

Emerging Markets Investments

Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the Fund’s investment opportunities, including imposition of capital controls limiting the Fund's ability to repatriate investment income and capital and restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Currency Transactions

A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may from time to time engage in currency transactions with securities dealers, financial institutions or other parties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value between those currencies and the U.S. dollar. Currency transactions include forward foreign currency exchange contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps.

The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of such counterparties have received) a credit rating of A-1 or Prime-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or are determined to be of equivalent credit quality by the Investment Manager. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The Fund intends to limit its use of forward foreign currency exchange contracts and other currency transactions such as futures, options, options on futures and swaps to either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income from portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure if the Fund’s exposure, after netting all transactions intended to wholly or partially offset other transactions, is greater than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in, or whose value is based on, that foreign currency or currently convertible into such currency other than with respect to proxy hedging, which is described below.

The Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.

To the extent that the Fund engages in currency transactions, the Fund may incur a loss if the currency being hedged fluctuates in value to a degree, or in a direction, that is not anticipated. To the extent that the Fund engages in proxy hedging at a particular time, there is the risk that the perceived linkage between various currencies may not be present during that time.

Purchases and sales of currency and related instruments may be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The use of currency transactions also can result in the Fund incurring losses due to the inability of foreign securities transactions to be completed with the security being delivered to the Fund. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Investment Company Securities

The Fund may invest, from time to time, in the securities of other investment companies, subject to applicable law which restricts such investments. Such laws generally restrict a registered investment company’s purchase of another investment company’s voting securities to 3% of the other investment company’s securities, no more than 5% of a registered investment company’s assets in any single investment company’s securities, and no more than 10% of a registered investment company’s assets in all investment company securities, subject to certain exceptions. Rule 12d1-4 under the 1940 Act allows funds to invest in other investment companies in excess of some of the restrictions discussed above, subject to certain limitations and conditions.

The Fund’s purchase of the securities of investment companies results in layering of expenses. This layering may occur because investors in any investment company, such as the Fund, indirectly bear a proportionate share of the expenses of the investment company, including operating costs, and investment advisory and administrative fees. The Fund’s investment in other investment companies also subjects the Fund indirectly to the underlying risks of those investment companies.

The Fund may invest in securities of an exchange-traded fund (“ETF”), subject to the limitations laid out above. ETFs are pooled investment vehicles that seek to track the performance of a specific index or implement actively-managed investment strategies. Index ETFs will not track their underlying indices precisely since the ETFs have expenses and may need to hold a portion of their assets in cash, unlike the underlying indices, and the ETFs may not invest in all of the securities in the underlying indices in the same proportion as the indices for various reasons. Unlike index ETFs, actively-managed ETFs generally seek to outperform a benchmark index and typically have higher expenses than index ETFs, which reduces investments returns. There are numerous types of index ETFs and actively managed ETFs, including those offering exposure to broad or narrow segments of the equity, fixed income, commodities and foreign currencies markets. The fund will incur transaction costs when buying and selling ETF shares, and indirectly bear the expenses of the ETFs.

Loans of Portfolio Securities

To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund’s total assets, measured at the time of the most recent loan. The Fund presently does not anticipate loaning more than 20% of its portfolio securities. For each loan, the borrower must maintain with the Fund’s custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. To the extent that the Fund engages in securities lending, the Fund will retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower, and will receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Investment Manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Investment Manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Investment Manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Board.

Repurchase Agreements

The Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including satisfying redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may invest up to 50% of its assets in repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in a repurchase agreement. The Investment Manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Investment Manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Securities of Companies in the Financial Services Industry

Certain provisions of the federal securities laws permit investment portfolios, including the Fund, to invest in companies engaged in securities-related activities (securities issuers) only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase.

The Fund also may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, if the following conditions are met: (1) immediately after the purchase of any securities issuer’s equity and debt securities, the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that securities issuer; (2) immediately after a purchase of equity securities of a securities issuer, the Fund may not own more than 5% of the outstanding securities of that class of the securities issuer’s equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, the Fund may not own more than 10% of the outstanding principal amount of the securities issuer’s debt securities.

In applying the gross revenue test, an issuer’s gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer’s gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; and (v) the acquisition of demand features or guarantees (puts) under certain circumstances.

Neither Fund is permitted to acquire any security issued by the Investment Manager or any affiliated company. The purchase of a general partnership interest in a securities-related business is also prohibited.

In addition, the Fund is generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if the Fund and any company controlled by the Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 10% of the total outstanding voting stock of the insurance company. Certain state insurance laws impose similar limitations.

Temporary Investments

When the Investment Manager believes market or economic conditions are unfavorable for investors, or when the Investment Manager is unable to find sufficient investment opportunities for the Fund meeting the Investment Manager’s criteria for investment, the Investment Manager may invest up to 100% of the Fund’s assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the particular Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments may include short-term debt securities such as obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and high-quality commercial paper issued by banks or other U.S. and foreign issuers, as well as money market mutual funds. The Investment Manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities.

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Investment Manager, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

Portfolio Holdings Information

The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. Information about the Fund’s portfolio holdings will not be distributed to any third-party except in accordance with these Portfolio Holdings Policies. The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies. The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Investment Manager, principal underwriter or any other affiliated person of the Fund. After due consideration, the Board has determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies. The Board also has authorized the Trust’s Chief Compliance Officer (“CCO”) to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics, and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies. The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-PORT. These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Investment Manager makes the Fund’s complete portfolio holdings available on or about 15 days following each month-end on the Fund’s website. To view the Fund’s portfolio holdings, visit https://www.prospectorpartners.com/funds/reports/.

In the event of a conflict between the interests of the Fund and its shareholders and the interests of the Investment Manager or an affiliated person of the Investment Manager, the CCO of the Investment Manager, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Investment Manager who suspects a breach of this obligation must report the matter immediately to the Investment Manager’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without a lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the administrator; the fund accountant; the custodian; the transfer agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board; broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities. Portfolio holdings information not publicly available with the SEC or on the Fund’s web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third-party recipient is subject to a confidentiality agreement. Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Investment Manager, its affiliates or employees, or the Fund receive any direct or indirect compensation or other consideration in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

MANAGEMENT OF THE FUND

Board of Trustees

The management and affairs of the Fund are supervised by the Board. The Board consists of four individuals. The Trustees are fiduciaries and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

The Role of the Board of Trustees

The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar Distributors, LLC, the Fund’s principal underwriter (the “Distributor”); U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Fund’s Custodian, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of four Trustees that are not considered to be “interested persons” of the Fund, as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A. Massart, Leonard M. Rush, David M. Swanson and Robert J. Kern. Accordingly, 100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the Fund, its affiliates, or other service providers to the Fund. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s series and had been an Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a Nominating & Governance Committee. The Committees are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating & Governance Committee are comprised entirely of Independent Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Fund.

The Independent Trustees have appointed Leonard M. Rush as Chairman. Prior to July 6, 2020, Mr. Kern served as Chairman of the Trust and Mr. Rush served as lead Independent Trustee with the responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.

In accordance with fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s series.

The Board has determined that the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert”, meets with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

Trustees and Officers

The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1946	Chairman, Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	31	Retired (2011 - Present); Chief Financial Officer, Robert W. Baird & Co. Incorporated (financial services), (2000-2011).	Independent Trustee, ETF Series Solutions (55 Portfolios) (2012-Present).
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee	Indefinite Term; Since April 2011	31	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (55 Portfolios) (2012-Present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	31	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-Present).	Independent Trustee, RiverNorth Funds (3 Portfolios) (2018 to Present); RiverNorth Managed Duration Municipal Income Fund, Inc. (1 Portfolio) (2019 to Present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 Portfolio) (2018 to Present); RiverNorth Capital and Income Fund (1 Portfolio) (2018 to Present); RiverNorth Opportunities Fund, Inc. (1 Portfolio) (2015 to present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (1 Portfolio) (2019 to Present); RiverNorth Flexible Municipal Income Fund, Inc. (1 Portfolio) (2020 to Present); RiverNorth Flexible Municipal Income Fund II, Inc. (1 Portfolio) (2021 to Present); RiverNorth Managed Duration Municipal Income Fund II, Inc. (1 Portfolio) (2022 to Present); Independent Trustee, ALPS Variable Investment Trust (7 Portfolios) (2006 to 2025).
Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee	Indefinite Term; Since January 2011	31	Retired (2018-Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-Present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-Present).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Treasurer, Principal Financial Officer and Vice President	Indefinite Term; Since August 2019 (Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008-Present).	N/A
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Aaron Johnson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Assistant Treasurer and Vice President	Indefinite Term: Since October 2025	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-Present).	N/A
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A

Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), Administrator, and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support. He also served as a board member of U.S. Bancorp Fund Services, LLC and previously served as a board member of Quasar Distributors, LLC (principal underwriter of many of the Trust’s series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. He is currently Partner and Managing Director of Beacon Pointe Advisors, LLC. Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC. The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms. He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds. He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche. Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust. The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the Chairman to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses. He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments. The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.

Trustee and Management Ownership of Fund Shares
The Fund has not commenced operations as of the date of this SAI and consequently, none of the Trustees or Officers of the Trust owned shares of the Fund as of such date.
Board Committees
Audit Committee. The Trust has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.
Nominating & Governance Committee. The Trust has a Nominating & Governance Committee, which is comprised of the Independent Trustees. The Nominating & Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating & Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not less than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis. The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.
Trustee Compensation
The Trustees each receive an annual retainer of $118,000. The Chairman of the Audit Committee receives additional compensation of $18,000, the Chairman of the Nominating & Governance Committee receives additional compensation of $8,000 and the Chairman of the Board receives $12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and $2,500 for additional meetings.
The following table sets forth the estimated compensation to be received by the Trustees for the Fund’s initial fiscal period ending December 31, 2025:

Name of Person/Position	Estimated Aggregate Compensation from the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Fund and the Trust Paid to Trustees
Leonard M. Rush, Chairman, Independent Trustee and Audit Committee Chairman	$1,805	None	None	$45,125
David A. Massart, Independent Trustee	$1,500	None	None	$37,500
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$1,580	None	None	$39,500
Robert J. Kern, Independent Trustee	$1,500	None	None	$37,500
1.Trustee fees and expenses are allocated among the Fund and any other series comprising the Trust.

CODE OF ETHICS AND PROXY VOTING POLICIES AND PROCEDURES

Code of Ethics
The Trust and the Investment Manager each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.
Proxy Voting Policies and Procedures

The Board has delegated the responsibility to vote proxies for securities held in the Fund’s portfolios to the Investment Manager, subject to the Board’s oversight. The Investment Manager’s proxy voting policies, attached hereto as Appendix A, are reviewed periodically, and, accordingly are subject to change. The Fund’s voting record relating to portfolio securities during the most recent twelve-month period ended June 30, may be obtained upon request and without charge by calling toll free (877) 734-7862, on the Fund’s website at www.prospectorfunds.com, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED

The Fund’s Investment Manager is Prospector Partners Asset Management, LLC, a Delaware limited liability company controlled by John D. Gillespie and owned by Prospector Partners, LLC. John D. Gillespie is the managing member of Prospector Partners, LLC, and together with Kevin R. O’Brien, owns a majority of that entity. The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Investment Manager. The Investment Manager, located at 370 Church Street, Guilford, CT 06437, is a registered investment adviser with the SEC.

Subject to such policies as the Board may determine, the Investment Manager is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Investment Advisory Agreement, the Investment Manager provides the Fund with such investment advice as it deems necessary for the proper supervision of the Fund’s investments. The Investment Manager also monitors and maintains the Fund's investment criteria and determines from time to time what securities may be purchased by the Fund.

The Investment Advisory Agreement will continue in effect for an initial period of two years and thereafter from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Investment Advisory Agreement. The Investment Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund, upon giving the Investment Manager 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Investment Manager on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Investment Advisory Agreement provides that the Investment Manager shall not be liable for any action or inaction of the Investment Manager relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of or the reckless disregard of the Investment Manager’s duties or obligations under the Investment Advisory Agreement.

Management Fees

Under the Investment Advisory Agreement, the Investment Manager is eligible to receive from the Fund a fee equal to an annual rate of 0.80% of the average daily net assets of the Fund. The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Fund to 0.90% of its average daily net assets. This Expense Cap will remain in effect through at least October 31, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Investment Manager. Fees waived and expenses paid by the Investment Manager may be recouped by the Investment Manager for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment.

The fee is computed at the close of business on the last business day of each month, according to the terms of the Investment Advisory Agreement.

The Fund has no commenced operations as of the date of this SAI; therefore, the Fund has not paid any management fees to the Investment Manager.

PORTFOLIO MANAGERS

The Fund is managed by a team comprised of Kevin R. O’Brien, Jason A Kish, and Steven R. Labbe.

Other Client Accounts
As of June 30, 2025, the Portfolio Managers were responsible for the day-to-day management of certain other client accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kevin O’Brien	3	$501 million	4*	$350 million	2	$75 million
Jason A. Kish	3	$501 million	4*	$350 million	2	$75 million
Steven R. Labble	3	$501 million	4*	$350 million	2	$75 million
*3 of the 4 accounts listed above totaling $339 million are subject to a performance-based advisory fee.

The Investment Manager and its affiliates manage other institutional client accounts, including private pooled investment funds (collectively, “Other Client Accounts”).

The portfolio managers that comprise each portfolio management team are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. They manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees.

The Investment Manager may give advice and take action with respect to any of the Other Client Accounts it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of the Fund. Similarly, with respect to the Fund, the Investment Manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Investment Manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for Other Client Accounts. The Investment Manager is not obligated to refrain from investing in securities held by the Fund or Other Client Accounts it manages.

The Investment Manager has adopted a Rule 17j-1 Code of Ethics, which provides certain requirements for personal securities transactions engaged in by employees who are designated as access persons. The personal securities transactions of access persons of the Investment Manager will be governed by the Rule 17j-1 Code of Ethics.

The Investment Manager and its affiliates pay its investment professionals out of its total revenues and other resources, including the advisory fee earned with respect to the Fund.

Compensation

The compensation structure of the Investment Manager and its affiliates is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The compensation of each of the portfolio managers includes a fixed base salary and incentive components. It is expected that the portfolio managers will receive an incentive payment based on the revenues earned by the Investment Manager and its affiliates from the Fund and from Other Client Accounts. It is expected that the incentive compensation component with respect to all portfolios managed by the portfolio managers can, and typically will, represent a significant portion of each portfolio manager’s overall compensation, and can vary significantly from year to year.

Ownership of Fund Shares

As of the date of this SAI, no portfolio manager of the Fund beneficially owned any shares of the Fund.

CONFLICTS

As an investment adviser and fiduciary, the Investment Manager owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Investment Manager has adopted policies and procedures reasonably designed to identify and manage the effects of actual or potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Investment Manager and its affiliates are subject to these policies.

The Investment Manager has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. The Investment Manager’s personnel are not permitted to engage in transactions for their personal accounts in any security to be purchased or sold or considered for purchase or sale for a client until a specified number of days after the completion of the client transaction, except that this prohibition is not applicable to securities that were completely sold from a client account. Subject to reporting requirements, preclearance and other limitations in the Code of Ethics, the Investment Manager permits its employees to engage in personal securities transactions in other securities and to acquire shares of the Fund. The Investment Manager’s Code of Ethics requires disclosure of all personal accounts and reporting of all securities transactions.

The portfolio managers manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts and private pooled investment vehicles (commonly referred to as “hedge funds”). Each portfolio manager may have responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The portfolio managers make investment decisions for the Fund based on the Fund’s investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the portfolio managers may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, a particular security may be bought for one or more client portfolios when one or more other client portfolios are opening a short position. The portfolio managers may place transactions on behalf of other clients or the Fund that are directly or indirectly contrary to investment decisions made on behalf of the other Fund, which has the potential to adversely impact such Fund, depending on market conditions. In addition, some of these Other Client Account structures have fee structures, such as performance based fees, that differ (and may be lower or higher than) the Fund. Accordingly, conflicts of interest may arise when the Investment Manager has a particular financial incentive, such as a performance-based fee, relating to an account.

The Investment Manager has adopted and implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. The Investment Manager reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Investment Manager’s allocation procedures specify the factors that are taken into account in making allocation decisions and require that, to the extent that clients that participate in an aggregated order with the same broker-dealer will participate at the average share price, and that the transaction costs are shared pro rata based on each client’s participation in the transaction. Finally, the Investment Manager’s procedures also require objective allocation for limited opportunities (such as initial public offerings and private placements) to ensure fair and equitable allocation among accounts. These areas are monitored by the Investment Manager’s CCO.

DISTRIBUTOR

Pursuant to a distribution agreement (the “Distribution Agreement”), Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, ME 04101, serves as the principal underwriter for the shares of the Fund. The Distribution Agreement has an initial agreement of two years and continues in effect for successive one-year periods, provided such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The offering of the Fund’s shares is continuous.

Distribution and Service Plan

In accordance with Rule 12b-1 under the 1940 Act, the Fund has adopted a distribution plan (the “Plan”), which provides for the reimbursement by the Fund of distribution expenses incurred by the Distributor on behalf of the Fund at an annual rate of up to 0.25% of the average daily net assets of the Fund.

The Plan provides that the Distributor may, in accordance with the terms of the Plan, be reimbursed for expenses it incurs in connection with distribution and other services described in the Plan on behalf of the Fund. Services for which the Distributor may be reimbursed by the Fund include: (i) any sales, marketing and other activities primarily intended to result in the sale of shares of the Fund, (ii) reviewing the activity in Fund’s accounts; (iii) providing training and supervision of the Fund’s personnel; (iv) maintaining and distributing current copies of prospectuses and shareholder reports; (v) advertising the availability of its services and products; (vi) providing assistance and review in designing materials to send to customers and potential customers and developing methods of making such materials accessible to customers and potential customers; (vii) responding to customers’ and potential customers’ questions about the Fund; and (viii) providing ongoing account services to shareholders (including establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders). Expenses for such activities may include the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of shares of the Fund to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of shares of the Fund for sale.

The Plan requires the Fund and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators, and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal and other administrative services to shareholders. The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries or the number of accounts held with the financial intermediary. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

The Plan provides that it shall continue in effect provided it is approved at least annually by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or related agreements (“Qualified Directors”). The Plan further provides that it may not be amended to materially increase the costs, which the Fund bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the

Board and a majority of the Qualified Directors. The Plan may be terminated at any time by a majority of the Qualified Directors or by shareholders of the Fund.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund does not have any 12b-1 expenditures.

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as the Administrator, Fund Accountant and Transfer Agent for the Fund.

Pursuant to the Fund Servicing Agreement between the Trust and Fund Services, Fund Services provides certain administrative services to the Fund, including, among other responsibilities, portfolio accounting services, tax accounting services and furnishing financial reports, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the investment management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, the Fund pays Fund Services a fee based on the Fund’s average daily net assets, subject to an annual minimum fee.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund has not paid any servicing fees to Fund Services.

U.S. Bank N.A. (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212, is custodian for the securities and cash of the Fund. Under the Custody Agreement, the Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund has not paid any administration fees.
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust and as independent legal counsel to the Board.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Investment Manager selects brokers and dealers to execute the Fund’s portfolio transactions in accordance with criteria set forth in the Investment Advisory Agreement and any directions that the Board may give.

When placing a portfolio transaction, the Investment Manager seeks to obtain “best execution” ‑ the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and the Investment Manager’s other clients. For most transactions in equity securities, the amount of commission paid is negotiated between the Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the investment personnel of the Investment Manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The Investment Manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the Investment Manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The Investment Manager may cause the Fund to pay certain brokers’ commissions that are higher than those another broker may charge, if the Investment Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Investment Manager’s overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as “soft dollars.” Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third-party (created by a third-party but provided by the broker-dealer). To the extent permitted by applicable law, the Investment Manager may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the Investment Manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, access to portfolio company management, and other information that provides lawful and appropriate assistance to the Investment Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the Investment Manager in carrying out its overall responsibilities to its clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the Investment Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the Investment Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. It is not anticipated that the receipt of these products and services will reduce the Investment Manager’s research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the Investment Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. The Fund may obtain other services from brokers in connection with the Fund’s investment transactions with such brokers. Such services will be limited to services that would otherwise be a Fund expense.

If purchases or sales of securities of the Fund and one or more other clients managed by the Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because the Fund may, from time to time and subject to applicable law, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund placed portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund has not paid any brokerage commissions.

TAXATION OF THE FUND

Qualification as a Regulated Investment Company

The Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. A RIC qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and net capital gain and therefore does not expect to pay federal income tax, although in certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a RIC under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, or net income derived from interests in certain qualified publicly traded partnerships, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in (A) the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or (B) the securities of one or more qualified publicly traded partnerships.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance.

For purposes of calculating capital gain distributions, the Fund offsets any prior taxable year’s capital loss carryovers against the current taxable year’s realized capital gains, if any, to the extent allowable by the Code; accordingly, no capital gain distributions will be made by the Fund for a taxable year until it has realized gains in that year in excess of any such loss carryover. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”) was signed into law. Pursuant to the RIC Modernization Act, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and the loss carryover retains the character of the original loss (i.e., as short-term or long-term). Under pre-enactment laws, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss. The Fund has not commenced operations as of the date of this SAI; therefore, the Fund did not have any capital loss carryovers.

Excise Tax

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 of the calendar year (or December 31 if elected by the Fund) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by the Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which the Fund pays income tax for the taxable year ending in the calendar year. Although the Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Fund may determine that it is in the interest of shareholders to distribute a lesser amount.

Certain Tax Rules Applicable to the Fund’s Transactions

Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on Section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term capital gain or loss and 40% short-term capital gain or loss.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund’s net capital gain.

Sale or Redemption of Shares

In general, you will recognize a gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the Fund shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal shareholders or control persons.

BUYING AND SELLING SHARES

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions. The Fund may reject any order to buy shares placed by an investor outside the U.S., in their discretion.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the NAV determined on the business day following the dividend record date (sometimes known as the “ex-dividend date”). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

Investment by Asset Allocators

The Fund permits investment in the Fund by certain asset allocators (“Asset Allocators”) who make investment decisions on behalf of underlying clients. The Asset Allocators typically make asset allocation decisions across similarly situated underlying accounts that are invested in the Fund. As a result of adjustments in such asset allocation decisions, the Fund may experience relatively large purchases and redemptions when the Asset Allocators implement their asset allocation adjustment decisions. The Fund, based on monitoring of the trading activity of such Asset Allocator accounts, reserves the right to treat such Asset Allocators as market timers. In such circumstances, the Fund may restrict or reject trading activity by Asset Allocators if, in the judgment of the Investment Manager, such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s transaction costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Neither the Fund, the Investment Manager or any other affiliated party receives any compensation or other consideration in return for permitting investments by Asset Allocators.

Other Payments

From time to time, the Investment Manager, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable the Investment Manager to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority.  The Investment Manager makes payments for events it deems appropriate, subject to the Investment Manager’s guidelines and applicable law.

You can ask your dealer for information about any payments it receives from Prospector Partners Asset Management and any services provided.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Redemptions in Kind

In the case of redemption requests, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund’s net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

PRICING OF SHARES

When you buy shares, you pay the NAV per share. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria.

When you sell shares, you receive the NAV per share minus any applicable redemption fees.

The NAV of the Fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of the Fund by the applicable number of shares outstanding.

NAV per share = Net Assets / Shares Outstanding

The Fund calculates its NAV per share after the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) each business day the NYSE is open. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined under fair value pricing policies approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Investment Manager has been designated by the Board as the valuation designee for the Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market prices are not readily available, or believed by the Investment Manager to be unreliable, a security or other asset is valued at its fair value by the Investment Manager as determined under fair value pricing procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the Fund's policies and procedures and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Investment Manager to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund may utilize independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, at the last quoted bid price. the Fund generally values OTC portfolio securities at the last quoted sales price (if adequate trading volume is present) or, otherwise, at the last bid price. If a security is traded or dealt in on more than one exchange, or on one or more exchanges and in the OTC market, quotations from the market in which the security is primarily traded shall be used.

Requests to buy and sell shares are processed at the NAV per share next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund may rely on third-party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third-party pricing vendors will provide revised values to the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not yet commenced operations and, therefore, had not produced financial statements. Once available, you can obtain a copy of the financial statements contained in the Fund’s annual or semi-annual report.

APPENDIX A – PROXY VOTING PROCEDURES

PROSPECTOR FUND (SERIES UNDER MANAGED PORTFOLIO SERIES)

PROXY VOTING POLICIES AND PROCEDURES

Adopted September 7, 2007
Updated September 9, 2024

SECTION 1. PURPOSE

Shareholders of the various series (“Series”) of Prospector Funds (the “Fund”) expect the Fund to vote proxies received from issuers whose voting securities are held by a Series. The Fund exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Fund’s and its shareholders’ investments.

This document describes the Policies and Procedures for Voting Proxies (“Policies”) received from issuers whose voting securities are held by each Series.

SECTION 2. RESPONSIBILITIES

(A)Adviser. Pursuant to the investment advisory agreement between the Fund and the investment adviser providing advisory services to the Series (the “Adviser”), the Fund has delegated the authority to vote proxies received by each Series regarding securities contained in its portfolio to the Adviser. Accordingly, the Fund incorporates herein and makes a part hereof, the Adviser’s proxy voting policies and procedures. These Policies are to be implemented by the Adviser for each Series for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Series, the Adviser shall act on behalf of the applicable Series Funds to promote the Series’ investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Series, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Series’ custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a “Proxy Voting Service”).

(B)Proxy Manager. The Fund will appoint a proxy manager (the “Proxy Manager”), who shall be an officer of the Fund. The Proxy Manager shall oversee compliance by the Adviser and the Fund’s other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

SECTION 3. SCOPE

These Policies summarize the Fund’s positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how the Adviser should vote the Series’ shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Series may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

(A) General

(1)Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients and/or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Fund’s Board of Directors (the “Board”) has been notified that the Adviser intends to use either such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Series’ proxies and has approved such guidelines; and (C) the Adviser’s and/or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Series’ Registration Statement (collectively considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Series’ proxies consistent with such Adviser Guidelines.

(2)Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Series’ proxies consistent with Sections B and C below.

(B) Routine Matters

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the Series’ shareholders.

(1)Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)Appointment of Auditors. Management recommendations will generally be supported.

(3)Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Series’ shareholders.

(C)Non-Routine Matters

(1)Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2)Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5)Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D) Conflicts of Interest

The Adviser is responsible for maintaining procedures to identify conflicts of interest. The Fund recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Series advised by the Adviser. A “conflict of interest” includes, for example, any circumstance when the Series, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of the Fund, then the Adviser shall disclose the conflict to the Fund’s Board of Trustees (the “Board”) and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a.Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the relevant Series.
b.Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Series’ principal underwriters, or an affiliated person of the Adviser or a principal underwriter and one or more Series and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

(E) Abstention

The Fund may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Series’ shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Series to effect a vote would be uneconomic relative to the value of the Series’ investment in the issuer.

(F) Reporting

(1)Presentation of Proxy Voting Policies to the Board. Initially the Adviser shall present to the Board for its review the Adviser’s Proxy Voting Policies and Procedures. Annually the Board will review a summary of the Adviser’s Proxy Voting Policy. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

(2)Annual Presentation of Proxy Voting Record to the Board. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Series during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Series, other than the obligation the Adviser incurs as investment adviser to that Series, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

(G) Annual Filing of Proxy Voting Record

The Series shall file an annual report of each proxy voted with respect to portfolio securities held by the Series during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

(H) Proxy Voting Disclosures

(1)The Fund shall include in its registration statement:

a.A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

b.A statement disclosing that information regarding how the Series voted proxies relating to portfolio securities held by each Series during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Series’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

(2)The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

a.A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

b.A statement that information regarding how the Series voted proxies relating to portfolio securities held by the Series during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

SECTION 5. REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Series may be revoked by the Board, in whole or in part, at any time.

APPENDIX A – PROXY VOTING PROCEDURES

PROSPECTOR PARTNERS ASSET MANAGEMENT, LLC

Proxy Voting Policy and Procedures

Adopted July 11, 2005

Revised: October, 2015; November, 2020; August 2022; December 2024

I.Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Prospector Partners Asset Management, LLC (the “Advisor”) generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Advisor votes proxies in the best interest of its clients and in accordance with these policies and procedures.

II.Use of Third-Party Proxy Voting Service

The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an Advisor may contract with service providers to perform certain research and recommendation functions with respect to proxy voting so long as the Advisor is comfortable that (i) the proxy voting service is independent from the issuer companies on which it completes its proxy research, and (ii) the Advisor maintains ongoing oversight of the delegated proxy voting functions; and (iii) the Advisor conducts due diligence on how the proxy voting service conducts its delegated functions.1

The Advisor has entered into an agreement with Institutional Shareholder Services (the “Proxy Voting Service”), an independent third-party, for the Proxy Voting Service to provide the Advisor with its research on proxies and to facilitate the electronic voting of proxies.

The Advisor has instructed the Proxy Voting Service that it is generally not to execute any ballot on behalf of the Advisor without first receiving specific instruction from the Advisor, unless the Proxy Voting Service’s and company management’s recommendation are the same. If no approval is received by Proxy Voting Service by the voting deadline, the Proxy Voting Service will execute ballots in accordance with its recommendation and will notify the Advisor immediately that a vote has been executed on its behalf and the character of the vote.

Periodic Review of Proxy Voting Service’s Policies and Procedures and Continued Retention of the Proxy Voting Service. The Advisor shall review periodically the proxy voting policies, procedures and methodologies, conflicts of interest and competency of the Proxy Voting Service. The Advisor will also review the continued retention of the Proxy Voting Service, including whether any relevant credible potential factual errors, incompleteness or methodological weaknesses in the Proxy Voting Service’s analysis that the Advisor is aware of materially affected the research and recommendations used by the Advisor. In addition, the Advisor will also consider the effectiveness of the Proxy Voting Service’s policies and procedures for obtaining current and accurate information relevant to matters included in its research and on which it makes voting recommendations.

1 See Commission Guidance Regarding Proxy Voting Responsibilities of Investment Advisers, Release Nos. IA-5325; IC-33605 (Aug. 21, 2019) and SEC Staff Legal Bulletin No. 20, Proxy Voting: Proxy Voting Responsibilities of Investment Advisers and Availability of Exemptions from the Proxy Rules for Proxy Advisory Firms (June 30, 2014).

III.Proxy Voting Procedures

The Advisor follows the Proxy Voting Service’s “United States Proxy Voting Guidelines and Benchmark Policy Recommendations” which are consistent with the Advisor’s proxy voting guidelines.

Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by the Advisor and not sent directly to the Proxy Voting Service, the Compliance Officer will promptly forward it to the Proxy Voting Service. In the event that (a) the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis, (b) the Compliance Officer or the Proxy Voting Service determines that the Proxy Voting Service has a conflict of interest with respect to voting a proxy, or (c) the Advisor has made a determination that it is in the best interests of the Advisor’s clients for the Advisor to vote the proxy, the Advisor’s general voting guidelines (Section IV) are required to be followed.

For all proxies, the Compliance Officer or its designee, with the assistance of the Proxy Voting Service will:

1.Keep a record of each proxy received;

2.Provide a report of companies for which proxies need to be voted to the Portfolio Managers and Analysts on a weekly, monthly or periodic basis;

3.In cases where the Proxy Voting Service’s and company management’s recommendation are the same, the vote for all ballots in line with the Proxy Voting Service’s recommendation will be automatically submitted without further approval by the Advisor;

4.If the Proxy Voting Service makes a recommendation contrary to company management’s recommendation, the Proxy Voting Service research report will be provided to the Portfolio Manager / Analyst to assist in determining how to vote. Absent material conflicts (see Section VI), the Portfolio Manager / Analyst will determine how to vote. If the recommended vote is against the Proxy Voting Service recommendation, an explanation must be provided to enable the Chief Compliance Officer to conclude that the vote is in the best interest of the client(s); and

5.Perform reconciliations to ensure that all ballots have been received for shares that are owned as of the record date by Advisor’s clients for all proxies.

IV.General Voting Guidelines

To the extent that the Advisor is voting a proxy itself and not utilizing the Proxy Voting Service, the Advisor will follow these general voting guidelines. Investment professionals of the Advisor each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Advisor’s clients. Generally, the Advisor believes that voting proxies in accordance with the following guidelines is in the best interests of its clients. However, it is anticipated that circumstances may arise where votes are inconsistent with these general guidelines. In addition, the Advisor will vote proxies in the best interests of each particular client, which may result in different votes for proxies for the same issuer.

A.Elections of Directors

Unless there is a proxy fight for seats on the Board of Directors, the Advisor will generally vote in favor of the management proposed slate of directors. The Advisor may withhold votes if the board fails to act in the best interests of shareholders, including, but not limited to, their failure to:

•Implement proposals to declassify boards

•Implement a majority vote requirement

•Submit a rights plan to a shareholder vote

•Act on tender offers where a majority of shareholders have tendered their shares

The Advisor may withhold votes for directors of non-U.S. issuers if insufficient information about the nominees is disclosed in the proxy statement.

B.Appointment of Auditors

The Advisor generally believes that the company remains in the best position to choose its auditors and will generally support management’s recommendation for the appointment of auditors.

The Advisor will generally oppose the appointment of auditors when:

•The fees for non-audit related services are disproportionate to the total audit fees

•Other reasons to question the independence of the auditors exist

C.Changes In Capital Structure

Absent a compelling reason to the contrary, the Advisor will generally cast votes in accordance with the company’s management. However, the Advisor will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.

The Advisor will generally favor increases in authorized common stock when it is necessary to:

•Implement a stock split

•Aid in restructuring or acquisition

•Provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan

The Advisor will generally oppose increases in authorized common stock when:

•There is evidence that the shares will be used to implement a poison pill or another form of anti-takeover defense

•The issuance of new shares could excessively dilute the value of the outstanding shares upon issuance

D.Corporate Restructurings, Mergers and Acquisitions

The Advisor will analyze such proposals on a case-by-case basis, taking into account, among other things, the views of investment professionals managing the portfolios in which the stock is held.

E.Proposals Affecting Shareholder Rights

The Advisor believes that certain fundamental rights of shareholders must be protected. The Advisor will weigh the financial impact of proposed measures against the impairment of shareholder rights.
The Advisor will generally favor proposals that give shareholders a greater voice in the affairs of the company, and generally oppose proposals that have the effect of restricting shareholders’ voice in the affairs of the company.

F.Corporate Governance

The Advisor believes that good corporate governance is important in ensuring that management and the Board of Directors fulfill their obligations to the company’s shareholders.

The Advisor will generally favor proposals that promote transparency and accountability within a company, such as those promoting:

•Equal access to proxies

•A majority of independent directors on key committees

•The Advisor will generally oppose:

•Companies having two classes of shares

•The existence of a majority of interlocking directors

G.Anti-Takeover Measures

In general, proposed measures (whether advanced by management or shareholder groups) that impede takeovers or have the effect of entrenching management may be detrimental to the rights of shareholders and may negatively impact the value of the company.
The Advisor will generally favor proposals that have the purpose or effect of restricting or eliminating existing anti-takeover measures that have previously been adopted, such as:

•Shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote.

The Advisor will generally oppose proposals that have the purpose or effect of entrenching management or diluting shareholder ownership, such as:

•“Blank check” preferred stock

•Classified boards

•Supermajority vote requirements

H.Executive Compensation

The Advisor generally believes that company management and the compensation committee of the Board of Directors should, within reason, be given latitude in determining the types and mix of compensation and benefit awards offered.

•The Advisor will review proposals relating to executive compensation plans on a case-by-case basis to ensure:

•The long-term interests of management and shareholders are properly aligned

•The option exercise price is not below market price on the date of grant

•An acceptable number of employees are eligible to participate in such compensation programs

The Advisor will generally favor proposals that have the purpose or effect of fairly benefiting both management and shareholders, such as proposals to:

•“Double trigger” option vesting provisions

•Seek treating employee stock options as an expense

The Advisor will generally oppose proposals that have the purpose or effect of unduly benefiting management, such as:

•Plans that permit re-pricing of underwater employee stock options

•“Single trigger” option vesting provisions

I.Social and Corporate Responsibility

The Advisor will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine their financial impact on shareholder value. The Advisor will generally oppose such social, political and environmental proposals that have a negative financial impact on shareholder value, such as measures that are unduly burdensome or result in unnecessary and excessive costs to the company.

J.Abstentions; Determination Not to Vote; Closed Positions

The Advisor will abstain from voting or affirmatively decide not to vote if the Advisor determines that abstention or not voting is in the best interests of the client. In making this determination, the Advisor will consider various factors, including, but not limited to, (i) the costs associates with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Advisor may determine not to vote proxies relating to securities in which clients have no position as of the receipt of the proxy (for example, when the Advisor has sold, or has otherwise closed, a client position after the proxy record date but before the proxy receipt date).

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. The Advisor may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may abstain from voting those shares.

V.Disclosure

A.The Advisor will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer via e-mail or telephone in order to obtain information on how the Advisor voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Advisor voted the client’s proxy.

B.A concise summary of these Proxy Voting Policies and Procedures will be included in the Advisor’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated.

VI.Potential Conflicts of Interest

A.In the event that the Advisor is directly voting a proxy, the Compliance Officer will examine conflicts that exist between the interests of the Advisor and its clients. This examination will include a review of the relationship of the Advisor, its personnel and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Advisor or an affiliate of the Advisor or has some other relationship with the Advisor, its personnel or a client of the Advisor.

B.If, as a result of the Compliance Officer’s examination, a determination is made that a material conflict of interest exists, the Advisor will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Advisor will generally vote the proxy in accordance with the voting guidelines. Alternatively, the Advisor may vote the proxy in accordance with the recommendation of the Proxy Voting Service provided the Proxy Voting Service is not subject to a material conflict of interest.

C.The Advisor may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Advisor determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Advisor will give the ERISA client the opportunity to vote its proxies.

D.If the Advisor determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a series (the “Fund”) then the Advisor shall disclose the conflict to the Fund’s Board of Trustees (the “Board”) and obtain the Board’s consent to the proposed vote prior to voting such proposal.

VII.Proxy Recordkeeping

The Compliance Officer or its designee will maintain records relating to the Advisor’s proxy voting procedures in an easily accessible place. (Under the services contract between the Advisor and its Proxy Voting Service, the Proxy Voting Service will maintain the Advisor’s proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Advisor. Records of the following will be included in the files:

1.copies of these proxy voting policies and procedures, and any amendments thereto;

2.A copy of each proxy statement that the Advisor receives regarding client securities (the Advisor may rely on third parties or EDGAR);

3.A record of each vote that the Advisor casts;

4.A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Advisor’s general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained.); and

5.A copy of each written client request for information on how the Advisor voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

6.A copy of the documentation relating to the Advisor’s determination that a conflict of interest exists with respect to a proxy, including the nature of the conflict, the factors considered in determining how to resolve and address the conflict, and any action taken with respect to the particular proxy.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

    OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011.
(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017.

(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)		Investment Advisory Agreement – filed herewith.
(e)		Distribution Agreement – filed herewith.
(f)		Bonus or Profit Sharing Contracts – not applicable.
(g)	(1)
Amended and Restated Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 572 to the Registrant's Registration Statement on Form N-1A filed on July 27, 2023.

	(2)	Amended Custody Agreement – incorporated herein by reference from Post-Effective Amendment No. 607 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2024.
	(3)	Amended Custody Agreement – filed herewith.
(h)	(1)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust's Registration Statement on Form N-1A filed on May 26, 2023.

	(2)	Amendment to Fund Servicing Agreement – incorporated herein by reference from Post-Effective Amendment No. 607 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2024.
	(3)	Amendment to Fund Servicing Agreement – filed herewith.
	(4)	Operating Expenses Limitation Agreement – filed herewith.
(i)		Opinion and Consent of Counsel – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm by Cohen & Company, Ltd. for the Prospector Principles Focused Large Cap Fund – filed herewith.
(3)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated February 23, 2022 – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant's Registration Statement on Form N-1A filed on March 18, 2022.

(k)		Omitted Financial Statements – not applicable.
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)		Rule 12b-1 Plan – filed herewith.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved.
1

(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 560 to the Registrant's Registration Statement on Form N-1A filed on February 27, 2023.
	(2)	Code of Ethics for the Adviser – incorporated herein by reference from Post-Effective Amendment No. 607 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2024.
Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisers

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
2

9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.Acquirers Deep Value ETF, Series of ETF Series Solutions
54.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
55.Aptus Deferred Income ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
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63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
89.US Vegan Climate ETF, Series of ETF Series Solutions
90.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.First American Funds Trust
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
4

117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Leuthold Core ETF, Series of Managed Portfolio Series
123.Leuthold Core Investment Fund, Series of Managed Portfolio Series
124.Leuthold Global Fund, Series of Managed Portfolio Series
125.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
126.Leuthold Select Industries ETF, Series of Managed Portfolio Series
127.Muhlenkamp Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Olstein All Cap Value Fund, Series of Managed Portfolio Series
131.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tremblant Global ETF, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.Mason Capital Fund Trust
149.Matrix Advisors Funds Trust
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Oaktree Diversified Income Fund Inc.
156.Permanent Portfolio Family of Funds
157.Perritt Funds, Inc.
158.Procure ETF Trust II
159.Professionally Managed Portfolios
160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
5

171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
179.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
180.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
181.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SEG Partners Long/Short Equity Fund
190.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
192.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
193.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
194.SGI Global Equity Fund, Series of The RBB Fund, Inc.
195.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
196.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
197.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
199.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
201.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
205.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
206.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
208.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
210.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
211.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
212.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
213.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
214.The RBB Fund Trust
215.RBC Funds Trust
216.Rockefeller Municipal Opportunities Fund
217.Series Portfolios Trust
218.Tax-Exempt Private Credit Fund, Inc.
219.Thompson IM Funds, Inc.
220.Tortoise Capital Series Trust
221.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
222.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
223.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
224.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
6

225.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
226.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
227.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
228.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
229.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
230.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
231.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
232.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
233.USQ Core Real Estate Fund
234.Wall Street EWM Funds Trust
235.Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

7

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Registrant’s Investment Advisers	Prospector Partners Asset Management, LLC 370 Church Street Guilford, Connecticut 06437

Item 34. Management Services
    Not applicable.

Item 35. Undertakings
    Not applicable.
8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 633 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 633 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of October, 2025.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 24th day of October, 2025.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney
9